1933 Act Registration No. 33-16905
                                              1940 Act Registration No. 811-5309

 As filed with the Securities and Exchange Commission on February 20, 2001

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

         Pre-Effective Amendment No.         | |
         Post-Effective Amendment No. 48     |X|

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 |X|

                                Amendment No. 48

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                             601 Second Avenue South
                          Minneapolis, Minnesota 55402
               (Address of Principal Executive Offices) (Zip Code)

                                 (612) 973-0384
              (Registrant's Telephone Number, including Area Code)

                             Christopher O. Petersen
                              U.S. Bank - MPFP2016
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)


It is proposed that this filing shall become effective (check appropriate box):

         | | immediately upon filing pursuant to paragraph (b) of Rule 485 |X| on February 28, 2001 pursuant to paragraph (b) of Rule 485
         | | 60 days after filing pursuant to paragraph (a)(1) of Rule 485 | | on (date) pursuant to paragraph (a)(1) of Rule 485
         | | 75 days after filing pursuant to paragraph (a)(2) of Rule 485 | | on (date) pursuant to paragraph (a)(2) of Rule 485

                                                      FEBRUARY 28, 2001



                                                      ASSET CLASSES

                                                       *   EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                      (*)  TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


PROSPECTUS

FIRST AMERICAN INVESTMENT FUNDS, INC.



FIRST AMERICAN

TAX FREE
      FUNDS


CLASS A, AND CLASS C SHARES


NEBRASKA TAX FREE FUND


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

Table of
CONTENTS

  FUND SUMMARY
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     Nebraska Tax Free Fund                                                2
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  POLICIES & SERVICES
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     Buying Shares                                                         4
--------------------------------------------------------------------------------
     Selling Shares                                                        7
--------------------------------------------------------------------------------
     Managing Your Investment                                              8
--------------------------------------------------------------------------------
  ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
     Management                                                           10
--------------------------------------------------------------------------------
     More About The Fund                                                  11
--------------------------------------------------------------------------------
     Financial Highlights                                                 13
--------------------------------------------------------------------------------
  FOR MORE INFORMATION                                            Back Cover
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






Fund Summary
INTRODUCTION







This section of the prospectus describes the objectives of the First American Nebraska Tax Free Fund, summarizes the main investment strategies used by the fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.










                                                                               1
PROSPECTUS - First American Nebraska Tax Free Fund
             Class A and Class C Shares

Fund Summary
NEBRASKA TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Nebraska Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Nebraska state income tax to the extent consistent with prudent investment risk.

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MAIN INVESTMENT STRATEGIES

Under normal market conditions, Nebraska Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal and Nebraska income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:

o "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer.

o "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

o  participation interests in municipal leases.

o zero coupon municipal securities, which pay no cash income to their holders until they mature.

o inverse floating rate municipal securities (up to 10% of the fund's total assets).

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, duration, maturity, yield, liquidity and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced after purchase, or the credit quality of an unrated security declines, the fund is not required to sell the security, but may consider doing so.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate securities may be highly volatile as interest rates rise or fall. For additional explanation of inverse floating rate securities, see "More About The Fund -- Risks."

Income Risk. The fund's income could decline due to falling market interest rates.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

Call Risk. Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

Risks of Municipal Lease Obligations. Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk. Because the fund invests primarily in municipal securities issued by the state of Nebraska and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Non-Diversification. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.


Risks of Unrated Securities. The fund may invest without limit in unrated securities. When the fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual. If the rating of a security is reduced after purchase, or the credit quality of an unrated security declines, the fund is not required to sell the security, but may consider doing so.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Because Nebraska Tax Free Fund shares were not offered prior to the date of this prospectus, no performance information is presented for these shares.


                                                                               2
PROSPECTUS - First American Nebraska Tax Free Fund
             Class A and Class C Shares

Fund Summary
NEBRASKA TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets.


--------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                               CLASS A     CLASS C
--------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)
AS A % OF OFFERING PRICE                                                        2.50%(1)    1.00%

MAXIMUM DEFERRED SALES CHARGE (LOAD)
AS A % OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS     0.00%(2)    1.00%

ANNUAL MAINTENANCE FEE(3)
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500                               $ 25        $ 25

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------
Management Fees                                                                 0.70%       0.70%
Distribution and Service (12b-1) Fees                                           0.25%       1.00%
Other Expenses(4)                                                               0.20%       0.20%
TOTAL(5)                                                                        1.15%       1.90%
--------------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See "Buying Shares -- Calculating Your Share Price."


(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Buying Shares -- Calculating Your Share Price."


(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services -- Selling Shares, Accounts with Low Balances."

(4)"Other expenses" are based on estimated amounts for the current fiscal year.

(5)THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.55% AND 0.95%, RESPECTIVELY, FOR CLASS A AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                           CLASS C                       CLASS C
                               assuming redemption        assuming no redemption
                 CLASS A     at end of each period         at end of each period
--------------------------------------------------------------------------------
   1 year           $364                      $391                          $291
   3 years          $606                      $691                          $691


                                                                               3
PROSPECTUS - First American Nebraska Tax Free Fund
             Class A and Class C Shares

Policies & Services
Buying Shares

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The fund has the right to waive these minimum investment requirements for employees of the fund's advisor and its affiliates. The fund also has the right to reject any purchase order.

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each class has its own cost structure. The amount of your purchase and the length of time you expect to hold your shares will be factors in determining which class of shares is best for you.

Class A Shares. If you are making an investment that qualifies for a reduced sales charge, Class A shares may be best for you. Class A shares feature:

o    a front-end sales charge, described below.

o lower annual expenses than Class C shares. See "Fund Summaries" for more information on fees and expenses.

Because Class A shares will normally be the better choice if your investment qualifies for a reduced sales charge:

o orders for Class C shares for $1 million or more will be treated as orders for Class A shares.

o orders for Class C shares by an investor eligible to purchase Class A shares without a front-end sales charge will be treated as orders for Class A shares.

Class C Shares. Class C shares have a low front-end sales charge of 1%, so more of your investment goes to work immediately than if you had purchased Class A shares. However, Class C shares also feature:

o a 1% contingent deferred sales charge if you redeem your shares within 18 months of purchase.

o higher annual expenses than Class A shares. See "Fund Summaries -- Fees and Expenses."

o    no conversion to Class A shares.

Because Class C shares do not convert to Class A shares, they will continue to have higher annual expenses than Class A shares for as long as you hold them.

--------------------------------------------------------------------------------
12B-1 FEES

The fund has adopted a plan under Rule 12b-1 of the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For                                            12b-1 fees are equal to:
--------------------------------------------------------------------------------
Class A shares                                 0.25% of average daily net assets
Class C shares                                 1% of average daily net assets

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

The fund's distributor uses the shareholder servicing fee to compensate investment professionals, participating institutions and "one-stop" mutual fund networks (institutions) for providing ongoing services to shareholder accounts. These institutions receive shareholder servicing fees equal to 0.25% of the fund's Class A share average daily net assets and 0.15% of the fund's Class C share average daily net assets attributable to shares sold through such institutions. However, if an institution sells Class A shares at net asset value and receives a commission on that sale, the institution does not begin to receive its shareholder servicing fee until one year after the shares are sold. The fund's distributor also pays institutions which sell Class C shares a 0.50% annual distribution fee beginning one year after the shares are sold. The advisor or the distributor may pay additional fees to institutions out of their own assets in exchange for sales and/or administrative services performed on behalf of the institution's customers.

The advisor and distributor are currently waiving 0.10% of the shareholder servicing fee and 0.25% of the distribution fee for Class C shares. Fee waivers may be discontinued at any time.


                                                                               4
PROSPECTUS - First American Nebraska Tax Free Fund
             Class A and Class C Shares

Policies & Services
Buying Shares CONTINUED

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be based on the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the fund's board of directors.

Class A Shares. Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.

                                    Sales Charge                      Maximum
                                                                  Reallowance
                           As a % of           As a % of            as a % of
                            Offering           Net Asset             Purchase
                               Price               Value                Price
-----------------------------------------------------------------------------
Less than   $ 50,000           2.50%               2.56%                2.25%
$ 50,000 - $ 99,999            2.00%               2.04%                1.75%
$100,000 - $249,999            1.50%               1.52%                1.25%
$250,000 - $499,999            1.00%               1.01%                0.75%
$500,000 - $999,999            0.75%               0.76%                0.50%
$1 million and over            0.00%               0.00%                0.00%

Reducing Your Sales Charge. As shown in the preceding tables, larger purchases of Class A shares reduce the percentage sales charge you pay. You also may reduce your sales charge in the following ways:

PRIOR PURCHASES. Prior purchases of Class A shares of any First American fund (except a money market fund) will be factored into your sales charge calculation. That is, you will receive credit for either the original purchase price or the current net asset value of the other Class A shares you hold at the time of your purchase, whichever is greater. For example, let's say you're making a $10,000 investment and you already own other First American fund Class A shares that you purchased for $25,000, but are now valued at $45,000. Since the current net asset value of your shares is greater than their purchase price, you will receive credit for their current value and your sales charge will be based on a total purchase amount of $55,000. To receive a reduced sales charge, you must notify the fund of your prior purchases. This must be done at the time of purchase, either directly with the fund in writing or by notifying your investment professional or financial institution.

PURCHASES BY RELATED ACCOUNTS. Concurrent and prior purchases of Class A shares of any First American fund by certain other accounts also will be combined to determine your sales charge. For example, purchases made by your spouse or children under age 21 will reduce your sales charge. To receive a reduced sales charge, you must notify the fund of purchases by any related accounts. This must be done at the time of purchase, either directly with the funds in writing or by notifying your investment professional or financial institution.

LETTER OF INTENT. If you plan to invest $50,000 or more over a 13-month period in Class A shares of any First American fund except the money market funds, you may reduce your sales charge by signing a non-binding letter of intent. (If you do not fulfill the letter of intent, you must pay the applicable sales charge.) In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "For Investments of Over $1 Million."

More information on these ways to reduce your sales charge appears in the Statement of Additional Information (SAI). The SAI also contains information on investors who are eligible to purchase Class A shares without a sales charge.

     FOR INVESTMENTS OF OVER $1 MILLION

There is no initial sales charge on Class A share purchases of $1 million or more. However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. The fund's distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase or at the time of sale, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

To help lower your costs, shares that are not subject to a CDSC will be sold first. Other shares will then be sold in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:

     o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

     o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

     o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

Class C Shares. Your purchase price for Class C shares is their net asset value plus a front-end sales charge equal to 1% of the purchase price (1.01% of the net amount invested). If you redeem your shares within 18 months of purchase, you will be assessed a contingent deferred sales charge (CDSC) of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC does not apply to shares


                                                                               5
PROSPECTUS - First American Nebraska Tax Free Fund
             Class A and Class C Shares

Policies & Services
Buying Shares CONTINUED

you acquired by reinvesting your dividend or capital gain distributions. Shares will be sold in the order that minimizes your CDSC.

Even though your sales charge is only 1%, the fund's distributor pays a commission equal to 2% of your purchase price to your investment professional or participating institution. Additionally, the advisor may pay its affiliated broker-dealer, U.S. Bancorp Piper Jaffray Inc., an additional commission of up to 3% of your purchase price. The distributor receives any CDSC imposed when you sell your Class C shares.

The CDSC for Class C shares will be waived for:

o redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

o redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

o redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. During the first year, the 12% annual limit will be based on the value of your account on the date the plan is established. Thereafter, it will be based on the value of your account on the preceding December 31.

Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.

--------------------------------------------------------------------------------
HOW TO BUY SHARES

You may buy shares on any day the New York Stock Exchange is open. However, purchases of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be priced at the next net asset value calculated after your order is accepted by the fund, plus any applicable sales charge. To make sure that your order is accepted, follow the directions for purchasing shares given below.

By Phone. You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the fund's distributor. In many cases, your order will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to transmit your request by an earlier time in order for your purchase request to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Some financial institutions may charge a fee for helping you purchase shares. Contact your investment professional or financial institution for more information.

If you are paying by wire, you may purchase shares by calling Investor Services at 1-800-637-2548 before the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time). All information will be taken over the telephone, and your order will be placed when the fund's custodian receives payment by wire. Wire federal funds as follows:

U.S. Bank National Association, Minneapolis, MN
ABA Number 091000022

For Credit to: DST Systems, Inc.:
Account Number 160234580266

For Further Credit to (investor name, account number and fund name)

You cannot purchase shares by wire on days when federally chartered banks are closed.

By Mail. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

First American Funds
c/o DST Systems, Inc.
P.O. Box 219382
Kansas City, Missouri 64121-9382

After you have established an account, you may continue to purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

o  all purchases must be made in U.S. dollars.

o third-party checks, credit cards, credit card checks and cash are not accepted.

o if a check does not clear your bank, the fund reserves the right to cancel the purchase, and you could be liable for any losses or fees incurred.

--------------------------------------------------------------------------------
INVESTING AUTOMATICALLY

To purchase shares as part of a savings discipline, you may add to your investment on a regular basis:

o by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

o through automatic monthly exchanges of your shares of Prime Obligations Fund, a money market fund in the First American family of funds. Exchanges must be made into the same class of shares that you hold in Prime Obligations Fund.

You may apply for participation in either of these programs through your investment professional or financial institution or by calling Investor Services at 1-800-637-2548.


                                                                               6
PROSPECTUS - First American Nebraska Tax Free Fund
             Class A and Class C Shares

Policies & Services
Selling Shares

--------------------------------------------------------------------------------
HOW TO SELL SHARES

You may sell your shares on any day when the New York Stock Exchange is open. However redemption of shares may be restricted in the event of an early or unscheduled close of the New York Stock Exchange. Your shares will be sold at the next NAV calculated after your order is accepted by the fund, less any applicable contingent deferred sales charge. To make sure that your order is accepted, follow the directions for selling shares given below.

The proceeds from your sale normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.

To minimize the effect of large redemption requests, the fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the portfolio, rather than paying you in cash. See "Policies & Services -- Managing Your Investment, Redemption In-Kind."

By Phone. If you purchased shares through an investment professional or a financial institution, simply call them to sell your shares. In many cases, your redemption will be effective that day if received by your investment professional or financial institution by the close of regular trading on the New York Stock Exchange. In some cases, however, you will have to call by an earlier time in order for your redemption to be effective that day. This allows your investment professional or financial institution time to process your request and transmit it to the fund. Contact your investment professional or financial institution directly for more information.

If you did not purchase shares through an investment professional or a financial institution, you may sell your shares by calling Investor Services at 1-800-637-2548. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. The fund reserves the right to limit telephone exchanges to $50,000 per day.

If you recently purchased your shares by check or through the Automated Clearing House (ACH), proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

By Mail. To sell shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

First American Funds
c/o DST Systems, Inc.
P.O. Box 219382
Kansas City, Missouri 64121-9382

Your request should include the following information:

o    name of the fund.

o    account number.

o    dollar amount or number of shares redeemed.

o    name on the account.

o    signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

o you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

o you would like the check mailed to an address other than the address on the funds' records.

o    your redemption request is for $50,000 or more.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWALS

If your account has a value of $5,000 or more, you may redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.

--------------------------------------------------------------------------------
REINVESTING AFTER A SALE

If you sell Class A shares of a First American fund, you may reinvest in Class A shares of that fund or another First American fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.

ACCOUNTS WITH LOW BALANCES

Except for retirement plans and Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts, if your account balance falls below $500 as a result of selling or exchanging shares, the fund reserves the right to either:

o    deduct a $25 annual account maintenance fee, or

o close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.


                                                                               7
PROSPECTUS - First American Nebraska Tax Free Fund
             Class A and Class C Shares

Policies & Services
Managing Your Investment

--------------------------------------------------------------------------------
EXCHANGING SHARES

If your investment goals or your financial needs change, you may move from one First American fund to another. There is no fee to exchange shares.

Generally, you may exchange your shares only for shares of the same class. However, you may exchange your Class A shares for Class Y shares of the same or another First American fund if you subsequently become eligible to participate in that class (for example, by opening a fiduciary, custody or agency account with a financial institution which invests in Class Y shares).

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of the fund for Class A shares of another First American fund, you do not have to pay a sales charge. When you exchange your Class C shares for Class C shares of another First American fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.

By Phone. If both funds have identical registration, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange through the funds, call Investor Services at 1-800-637-2548. Your instructions must be received before 3 p.m. Central time, or by the time specified by your investment professional or financial institution, in order for shares to be exchanged the same day.

By Mail. To exchange shares by written request, please follow the procedures under "Selling Shares." Be sure to include the names of both funds involved in the exchange.

--------------------------------------------------------------------------------
TELEPHONE TRANSACTIONS

You may buy, sell, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 1-800-637-2548 to request the appropriate form.

The funds and their agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The funds and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations.

It may be difficult to reach the funds by telephone during periods of unusual market activity. If you are unable to reach the funds or their agents by telephone, please consider sending written instructions.

--------------------------------------------------------------------------------
REDEMPTION IN-KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on the fund and its remaining shareholders, the fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of in cash. In selecting securities for a redemption in-kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon the disposition of the securities received in the redemption.

--------------------------------------------------------------------------------
STAYING INFORMED

Shareholder Reports. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information, and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 1-800-637-2548.

Statements and Confirmations. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, the fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a distribution, all or a portion of which may be taxable (to the same extent the distribution is otherwise taxable to fund shareholders).

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by writing the fund, or with your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.


                                                                               8
PROSPECTUS - First American Nebraska Tax Free Fund
             Class A and Class C Shares

Policies & Services
Managing Your Investment CONTINUED

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Distributions. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities, the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

Distributions paid from any interest income that is not tax-exempt and from any net realized capital gains will be taxable whether you reinvest those distributions or take them in cash. Distributions of a fund's long-term net capital gains are taxable as long-term capital gains, regardless of how long you have held your shares.

Taxes on Transactions. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

Nebraska Income Taxation. Dividends paid by Nebraska Tax Free Fund will be exempt from Nebraska income taxes for individuals, trusts, estates, and corporations to the extent they are derived from interest on Nebraska municipal obligations.


                                                                               9
PROSPECTUS - First American Nebraska Tax Free Fund
             Class A and Class C Shares

Additional Information
Management

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

The fund pays the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.70% of the fund's average daily net assets.

Direct Correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

Investment Advisor
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

Distributor
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


Acquisition

On February 13, 2001, shareholders of U.S. Bancorp, the parent company of the funds' investment advisor, approved the proposed merger with Firstar Corporation. This transaction is expected to close on February 27, 2001.


Additional Compensation

U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the First American funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bank provides or compensates others to provide administrative services to all open-end funds in the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, and shareholder services. U.S. Bank receives total fees equal, on an annual basis, to 0.12% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. These fees are allocated among the funds in the First American family of funds on the basis of their relative net asset values. The funds also pay U.S. Bank fees based upon the number of funds and accounts maintained. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing administrative services to the funds.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper
Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

Portfolio Management

The fund's investments are managed by a team of persons associated with First American Asset Management.


                                                                              10
PROSPECTUS - First American Nebraska Tax Free Fund
             Class A and Class C Shares

Additional Information
More About The Fund

--------------------------------------------------------------------------------
OBJECTIVES

Nebraska Tax Free Fund's objective, described in the "Fund Summary" section, may be changed without shareholder approval. If the fund's objective changes, you will be notified at least 30 days in advance. Please remember: There is no guarantee that the fund will achieve its objective.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The fund's main investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objectives. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

Investment Approach. In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio diversification. Fund managers conduct research on potential and current holdings in the fund to determine whether a fund should purchase or retain a security. This is a continuing process the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

Municipal Securities. Municipal securities are issued to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

The fund may invest in municipal securities such as "general obligation" bonds, "revenue" bonds, and participation interests in municipal leases. General obligation bonds are backed by the full faith, credit and taxing power of the issuer. Revenue bonds are payable only from the revenues generated by a specific project or from another specific revenue source. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds. See "Risks -- Risks of Municipal Lease Obligations."

The municipal securities in which the fund invests may include refunded bonds and zero coupon bonds. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become "refunded" when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations and/or U.S. government agency obligations. Zero coupon bonds are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value.

Up to 10% of the fund's total assets may be invested in inverse floating rate municipal securities. The values of these securities, as well as zero coupon bonds, may be highly volatile as interest rates rise or fall. See "Interest Rate Risk" and "Risks of Inverse Floating Rate Securities."

Temporary Investments. In an attempt to respond to adverse market, economic, political or other conditions, the fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including securities which pay income that is subject to federal and state income tax. These investments may include money market funds advised by the fund's advisor. Because these investments may be taxable, and may result in a lower yield than would be available from investments with a lower quality or longer term, they may prevent the fund from achieving its investment objective.

Portfolio Turnover. Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the fund are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

Interest Rate Risk. Debt securities in the fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. The fund may invest in zero coupon securities, which do not pay interest on a current basis and which may be highly volatile as interest rates rise or fall. The fund's investments in inverse floating rate municipal securities also may be highly volatile with changing interest rates. See "Risks of Inverse Floating Rate Securities."

Income Risk. The fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk") in lower-yielding securities.


                                                                              11
PROSPECTUS - First American Nebraska Tax Free Fund
             Class A and Class C Shares

Additional Information
More About The Fund CONTINUED

Credit Risk. The fund is subject to the risk that the issuers of debt securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell.

The fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities.

Call Risk. Many municipal bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The fund is subject to the possibility that during periods of falling interest rates, a municipal bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Political and Economic Risk. The values of municipal securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). To the extent the fund invests in the securities of issuers located in a single state, it will be disproportionately affected by political and economic conditions and developments in that state. The value of municipal securities also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Inverse Floating Rate Securities. The fund may invest up to 10% of its total assets in inverse floating rate municipal securities. These securities pay interest at a rate that varies inversely to changes in the interest rate of specified municipal securities or a specified index. The interest rate on this type of security will generally change at a multiple of any change in the reference interest rate. As a result, the values of these securities may be highly volatile as interest rates rise or fall.

Risks of Municipal Lease Obligations. The fund may purchase participation interests in municipal leases. These are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of non-appropriation, and the fund might not recover the full principal amount of the obligation.

Risks of Active Management. The fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.


                                                                              12
PROSPECTUS - First American Nebraska Tax Free Fund
             Class A and Class C Shares

Additional Information
Financial Highlights

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Nebraska Tax Free Fund had not commenced operations prior to the date of this prospectus.


                                                                              13
PROSPECTUS - First American Nebraska Tax Free Fund
             Class A and Class C Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information, and annual and semiannual reports, and on the First American funds' Internet Web site.

--------------------------------------------------------------------------------
FIRST AMERICAN FUNDS WEB SITE

Information about the First American funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the fund's investments will be available in the fund's annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

You can obtain a free copy of the fund's SAI and/or free copies of the fund's most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investments Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

2/2001 NTFR

SEC file number: 811-05309


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

                                                      FEBRUARY 28, 2001


                                                      ASSET CLASSES

                                                       *   EQUITY FUNDS
                                                       *   FUNDS OF FUNDS
                                                       *   BOND FUNDS
                                                      (*)  TAX FREE FUNDS
                                                       *   MONEY MARKET FUNDS


PROSPECTUS

FIRST AMERICAN INVESTMENT FUNDS, INC.



FIRST AMERICAN

TAX FREE
      FUNDS


CLASS Y SHARES


NEBRASKA TAX FREE FUND


AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

Table of
CONTENTS


  FUND SUMMARY
--------------------------------------------------------------------------------
     Nebraska Tax Free Fund                                                2
--------------------------------------------------------------------------------
  POLICIES & SERVICES
--------------------------------------------------------------------------------
     Buying and Selling Shares                                             4
--------------------------------------------------------------------------------
     Managing Your Investment                                              5
--------------------------------------------------------------------------------
  ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
     Management                                                            6
--------------------------------------------------------------------------------
     More About The Fund                                                   7
--------------------------------------------------------------------------------
     Financial Highlights                                                  9
--------------------------------------------------------------------------------
  FOR MORE INFORMATION                                            Back Cover
--------------------------------------------------------------------------------

Fund Summary
INTRODUCTION







This section of the prospectus describes the objectives of the First American Nebraska Tax Free Fund, summarizes the main investment strategies used by the fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.


AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.










                                                                               1
PROSPECTUS - First American Nebraska Tax Free Fund
             Class Y Shares

Fund Summary
NEBRASKA TAX FREE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Nebraska Tax Free Fund has an objective of providing maximum current income that is exempt from both federal income tax and Nebraska state income tax to the extent consistent with prudent investment risk.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Nebraska Tax Free Fund invests at least 80% of its net assets in municipal securities that pay interest that is exempt from federal and Nebraska income tax, including the federal alternative minimum tax. The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax. The fund may invest in:

o "general obligation" bonds, which are backed by the full faith, credit and taxing power of the issuer.

o "revenue" bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

o    participation interests in municipal leases.

o zero coupon municipal securities, which pay no cash income to their holders until they mature.

o inverse floating rate municipal securities (up to 10% of the fund's total assets).

In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, fund managers evaluate factors such as credit quality, duration, maturity, yield, liquidity and portfolio diversification.

The fund only invests in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund's advisor. If the rating of a security is reduced after purchase, or the credit quality of an unrated security declines, the fund is not required to sell the security, but may consider doing so.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at 10 to 25 years under normal market conditions.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this fund include:

Interest Rate Risk. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Inverse floating rate securities may be highly volatile as interest rates rise or fall. For additional explanation of inverse floating rate securities, see "More About The Fund."

Income Risk. The fund's income could decline due to falling market interest rates.

Credit Risk. An issuer of debt securities may not make timely principal or interest payments on its securities. The revenue bonds and municipal lease obligations in which the fund invests may entail greater credit risk than the fund's investments in general obligation bonds.

Call Risk. Some municipal securities held by the fund may be redeemed by the issuer, or "called," prior to their stated maturity dates. If a security is redeemed during a time of declining interest rates, the fund may be unable to reinvest in securities providing as high a level of income.

Risks of Municipal Lease Obligations. Many municipal leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Political and Economic Risk. Because the fund invests primarily in municipal securities issued by the state of Nebraska and its political subdivisions, the fund will be particularly affected by political and economic conditions and developments in that state. See the Statement of Additional Information for details. The value of municipal securities owned by the fund also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Non-Diversification. The fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, the fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified fund.

Risks of Unrated Securities. The fund may invest without limitation in unrated securities. When the fund purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual. If the rating of a security is reduced after purchase, or the credit quality of an unrated security declines, the fund is not required to sell the security, but may consider doing so.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Because Nebraska Tax Free Fund shares were not offered prior to the date of this prospectus, no performance information is presented for these shares.


                                                                               2
PROSPECTUS - First American Nebraska Tax Free Fund
                  Class Y Shares

Fund Summary
NEBRASKA TAX FREE FUND CONTINUED

--------------------------------------------------------------------------------
FEES AND EXPENSES

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you directly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES AS A % OF
AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses(1)                                                         0.20%
 TOTAL(2)                                                                  0.90%
--------------------------------------------------------------------------------
(1)Other expenses are based on estimated amounts for the current fiscal year.
(2)THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.30%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
  1 year                                                                    $ 92
  3 years                                                                   $287


                                                                               3
PROSPECTUS - First American Nebraska Tax Free Fund
             Class Y Shares

Policies & Services
Buying and Selling Shares

Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the fund's distributor and that hold the shares in an omnibus account with the transfer agent. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase Class Y shares, contact your financial institution.

There is no initial or deferred sales charge on your purchase of Class Y shares. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the fund's board of directors.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Because purchases must be paid for by wire transfer, you can purchase shares only on days when both the New York Stock Exchange and federally chartered banks are open. You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the fund must receive your purchase order by 3:00 p.m. Central time and the fund's custodian must receive federal funds before the close of business. In order for shares to be sold at that day's price, the fund must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the fund. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the fund receives your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

To minimize the effect of large redemption requests, the fund reserves the right to fulfill these redemption requests by distributing readily marketable securities in the fund's portfolio, rather than paying you in cash. See "Policies & Services -- Managing Your Investment, Redemption In-Kind."

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.


                                                                               4
PROSPECTUS - First American Nebraska Tax Free Fund
             Class Y Shares

Policies & Services
Managing Your Investment

--------------------------------------------------------------------------------
REDEMPTION IN-KIND

Generally, proceeds from redemption requests will be paid in cash. However, to minimize the effect of large redemption requests on the fund and its remaining shareholders, the fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. In selecting securities for a redemption in-kind, the advisor will consider the best interests of the fund and the remaining fund shareholders, and will value these securities in accordance with the pricing methods employed to calculate the fund's net asset value per share. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of the securities received in the redemption.

--------------------------------------------------------------------------------
STAYING INFORMED

Shareholder Reports. Shareholder reports are mailed twice a year, in November and May. They include financial statements and performance information and on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 1-800-637-2548.

Statements and Confirmations. Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, the fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a distribution, all or a portion of which may be taxable (to the same extent the distribution is otherwise taxable to fund shareholders).

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, or by contacting your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Distributions. The fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal income tax. However, the fund may invest up to 20% of its net assets in municipal securities, the interest on which is subject to the alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The fund expects that its distributions will consist primarily of exempt-interest dividends.

Distributions paid from any interest income that is not tax-exempt and from any net realized capital gains will be taxable whether you reinvest those distributions or take them in cash. Distributions of the fund's long-term net capital gains are taxable as long-term gains, regardless of how long you have held your shares.

Taxes on Transactions. The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

If in redemption of his or her shares a shareholder receives a distribution of readily marketable securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

Nebraska Income Taxation. Dividends paid by Nebraska Tax Free Fund will be exempt from Nebraska income taxes for individuals, trusts, estates, and corporations to the extent they are derived from interest on Nebraska municipal obligations.


                                                                               5
PROSPECTUS - First American Nebraska Tax Free Fund
             Class Y Shares

Additional Information
Management

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of September 30, 2000, it had more than $77 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors.

The fund pays the investment advisor a monthly fee for providing investment advisory services equal, on an annual basis, to 0.70% of the fund's average daily net assets.

Direct Correspondence to:
First American Funds
P.O. Box 1330
Minneapolis, Minnesota 55440-1330

Investment Advisor
First American Asset Management
601 Second Avenue South
Minneapolis, Minnesota 55402

Distributor
SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


Acquisition

On February 13, 2001, shareholders of U.S. Bancorp, the parent company of the fund's investment advisor, approved the proposed merger with Firstar Corporation. This transaction is expected to close on February 27, 2001.


Additional Compensation

U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the First American funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bank provides or compensates others to provide administrative services to all open-end funds in the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, and shareholder services. U.S. Bank receives total fees equal, on an annual basis, to 0.12% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. These fees are allocated among the funds in the First American family of funds on the basis of their relative net asset values. The funds also pay U.S. Bank transfer agent fees based upon the number of funds and accounts maintained. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing administrative services to the funds.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

Portfolio Management

The fund's investments are managed by a team of persons associated with First American Asset Management.


                                                                               6
PROSPECTUS - First American Nebraska Tax Free Fund
             Class Y Shares

Additional Information
More About The Fund

--------------------------------------------------------------------------------
OBJECTIVES

Nebraska Tax Free Fund's objective, described in the "Fund Summary" section, may be changed without shareholder approval. If the fund's objective changes, you will be notified at least 30 days in advance. Please remember: There is no guarantee that the fund will achieve its objective.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The fund's main investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objectives. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1- 800-637-2548.

Investment Approach. In selecting securities for the fund, fund managers first determine their economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the fund managers evaluate factors such as credit quality, yield, maturity, liquidity and portfolio diversification. Fund managers conduct research on potential and current holdings in the fund to determine whether a fund should purchase or retain a security. This is a continuing process the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

Municipal Securities. Municipal securities are issued to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

The fund may invest in municipal securities such as "general obligation" bonds, "revenue" bonds, and participation interests in municipal leases. General obligation bonds are backed by the full faith, credit and taxing power of the issuer. Revenue bonds are payable only from the revenues generated by a specific project or from another specific revenue source. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds. See "Risks -- Risks of Municipal Lease Obligations."

The municipal securities in which the fund invests may include refunded bonds and zero coupon bonds. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become "refunded" when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations and/or U.S. government agency obligations. Zero coupon bonds are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Up to 10% of the fund's total assets may be invested in inverse floating rate municipal securities. The values of these securities, as well as zero coupon bonds, may be highly volatile as interest rates rise or fall. See "Interest Rate Risk" and "Risks of Inverse Floating Rate Securities."

Temporary Investments. In an attempt to respond to adverse market, economic, political or other conditions, the fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including securities which pay income that is subject to federal and state income tax. These investments may include money market funds advised by the fund's advisor. Because these investments may be taxable, and may result in a lower yield than would be available from investments with a lower quality or longer term, they may prevent the fund from achieving its investment objective.

Portfolio Turnover. Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the fund are summarized in the "Fund Summaries" section. More information about fund risks is presented below.

Interest Rate Risk. Debt securities in the fund will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. The fund may invest in zero coupon securities, which do not pay interest on a current basis and which may be highly volatile as interest rates rise or fall. The fund's investments in inverse floating rate municipal securities also may be highly volatile with changing interest rates. See "Risks of Inverse Floating Rate Securities."

Income Risk. The fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk") in lower-yielding securities.


                                                                               7
PROSPECTUS - First American Nebraska Tax Free Fund
             Class Y Shares

Additional Information
More About The Fund CONTINUED

Credit Risk. The fund is subject to the risk that the issuers of debt securities held by the fund will not make payments on the securities, or that the other party to a contract (such as a repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell.

The fund attempts to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities.

Call Risk. Many municipal bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The fund is subject to the possibility that during periods of falling interest rates, a municipal bond issuer will call its high-yielding bonds. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Political and Economic Risk. The values of municipal securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). To the extent the fund invests in the securities of issuers located in a single state, it will be disproportionately affected by political and economic conditions and developments in that state. The value of municipal securities also may be adversely affected by future changes in federal or state income tax laws, including rate reductions or the imposition of a flat tax.

Risks of Inverse Floating Rate Securities. The fund may invest up to 10% of its total assets in inverse floating rate municipal securities. These securities pay interest at a rate that varies inversely to changes in the interest rate of specified municipal securities or a specified index. The interest rate on this type of security will generally change at a multiple of any change in the reference interest rate. As a result, the values of these securities may be highly volatile as interest rates rise or fall.

Risks of Municipal Lease Obligations. The fund may purchase participation interests in municipal leases. These are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of non-appropriation, and the fund might not recover the full principal amount of the obligation.

Risks of Active Management. The fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.


                                                                               8
PROSPECTUS - First American Nebraska Tax Free Fund
             Class Y Shares

Additional Information
Financial Highlights

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Nebraska Tax Free Fund had not commenced operations prior to the date of this prospectus.


                                                                               9
PROSPECTUS - First American Nebraska Tax Free Fund
             Class Y Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the fund's investments will be available in the fund's annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

You can obtain a free copy of the fund's SAI and/or free copies of the fund's most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.



FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330 First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investments Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

2/2001 NTFY

SEC file number: 811-05309


[LOGO] FIRST AMERICAN FUNDS(R)
       THE POWER OF DISCIPLINED INVESTING(R)

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED FEBRUARY 28, 2001

                             NEBRASKA TAX FREE FUND


This Statement of Additional Information relates to the Class A, Class C and Class Y Shares of the Nebraska Tax Free Fund (the "Fund"), which is a series of First American Investment Funds, Inc. ("FAIF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Fund's current Prospectuses dated February 28, 2001. This Statement of Additional Information is incorporated into the Fund's Prospectuses by reference. To obtain copies of the Prospectus at no charge, write the Fund's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or call Investor Services at 1-800-637-2548. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION                                                           1

ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS                            2
    Repurchase Agreements                                                     2
    When-Issued and Delayed Delivery Transactions                             2
    Lending of Portfolio Securities
    Options Transactions                                                      3
    Futures and Options on Futures                                            4
    Municipal Bonds and Other Municipal Obligations                           4
    Temporary Taxable Investments                                             6
    Inverse Floating Rate Municipal Obligations                               6
    Zero Coupon Securities                                                    6
    Interest Rate Transactions                                                6
    Closed-End Investment Companies                                           7
    Special Factors Affecting Nebraska Tax Free Fund                          7
    CFTC Information                                                          8

INVESTMENT RESTRICTIONS                                                       8

DIRECTORS AND EXECUTIVE OFFICERS                                              9
    Directors                                                                 9
    Executive Officers                                                       10
    Compensation                                                             11

CODE OF ETHICS                                                               12

INVESTMENT ADVISORY AND OTHER SERVICES                                       12
    Investment Advisory Agreement                                            12
    Administration Agreement                                                 12
    Distributor and Distribution Plans                                       13
    Custodian; Counsel; Auditors                                             14

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE                           14

CAPITAL STOCK                                                                15

NET ASSET VALUE AND PUBLIC OFFERING PRICE                                    16

FUND PERFORMANCE                                                             16

TAXATION                                                                     18

REDUCING SALES CHARGES                                                       19
    Class A Sales Charge                                                     19
    Sales of Class A Shares at Net Asset Value                               20

ADDITIONAL INFORMATION ABOUT SELLING SHARES                                  21
    By Telephone                                                             21
    By Mail                                                                  21
    Redemptions Before Purchase Instruments Clear                            22

RATINGS                                                                      22
    Ratings of Corporate Debt Obligations and Municipal Bonds                22
    Ratings of Municipal Notes                                               24
    Ratings of Commercial Paper                                              24

                               GENERAL INFORMATION

         First American Investment Funds, Inc. ("FAIF") was incorporated in the State of Maryland on August 20, 1987 under the name "SECURAL Mutual Funds, Inc." The Board of Directors and shareholders, at meetings held January 10, 1991, and April 2, 1991, respectively, approved amendments to the Articles of Incorporation providing that the name "SECURAL Mutual Funds, Inc." be changed to "First American Investment Funds, Inc."

         FAIF is organized as a series fund and currently issues its shares in 31 series at February 28, 2001. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). This Statement of Additional Information relates to one series of FAIF, Nebraska Tax Free Fund (the "Fund") which is a non-diversified investment company

         Shareholders may purchase shares of the Fund through three separate classes, Class A, Class C and Class Y, which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. To the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Fund may also provide for variations in other costs among the classes although they have no present intention to do so. In addition, a sales load is imposed on the sale of Class A and Class C Shares of the Fund. Except for differences among the classes pertaining to distribution costs and shareholder servicing fees, each share of the Fund represents an equal proportionate interest in that Fund.

         The Articles of Incorporation and Bylaws of FAIF provide that meetings of shareholders be held as determined by the Board of Directors and as required by the 1940 Act. Maryland corporation law requires a meeting of shareholders to be held upon the written request of shareholders holding 10% or more of the voting shares of FAIF, with the cost of preparing and mailing the notice of such meeting payable by the requesting shareholders. The 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

         This Statement of Additional Information may also refer to affiliated investment companies, including: First American Funds, Inc. ("FAF"); First American Strategy Funds, Inc. ("FASF"); First American Insurance Portfolios, Inc. ("FAIP"); and twelve separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc.-II, American Strategic Income Portfolio Inc.-III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select Portfolio Inc., American Municipal Term Trust Inc., American Municipal Term Trust Inc.-II, American Municipal Term Trust Inc.-III, Minnesota Municipal Term Trust Inc., Minnesota Municipal Term Trust Inc.-II, and Mentor Income Fund, Inc.), collectively referred to as the First American Closed-End Funds ("FACEF").

               ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS

         The main investment strategies of the Fund are set forth in the Fund's Prospectus. Additional information concerning main investment strategies of the Fund, and other investment strategies which may be used by the Fund, is set forth below. The Fund has attempted to identify investment strategies that will be employed in pursuing its investment objective. However, in the absence of an affirmative limitation, the Fund may utilize any strategy or technique that is consistent with its investment objective. The Fund does not anticipate that any such strategy or technique would exceed 5% of the Fund's assets absent specific identification of that practice. Additional information concerning the Fund's investment restrictions is set forth below under "Investment Restrictions."

         If a percentage limitation on investments by the Fund stated in this section or in "Investment Restrictions" below is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing. Although the Fund is limited to investing in securities that have specified ratings, or unrated securities of comparable quality, it is not required to sell a security if its rating is reduced or its credit quality declines after purchase, but the Fund may consider doing so. However, in no event will more than 5% of the Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. and Moody's Investors Service, Inc. are contained in "Ratings" below.

REPURCHASE AGREEMENTS

         The Fund may invest in repurchase agreements to the extent specified in the Prospectus. A repurchase agreement involves the purchase by the Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), the Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements.

         The Fund's custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

         The Fund may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. The Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, the Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

         The purchase of securities on a when-issued or delayed delivery basis exposes the Fund to risk because the securities may decrease in value prior to delivery. In addition, the Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. A seller's failure to deliver securities to the Fund could prevent the Fund from realizing a price or yield considered to be advantageous.

         When the Fund agrees to purchase securities on a when-issued or delayed delivery basis, the Fund's custodian will maintain in a segregated account cash or liquid securities in an amount sufficient to meet the Fund's purchase commitments. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of the Advisor to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, the Fund's commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets.

OPTIONS TRANSACTIONS

         To the extent set forth below, the Fund may purchase put and call options on equity securities, stock indices, interest rate indices and/or foreign currencies on securities that they own or have the right to acquire. These transactions will be undertaken for the purpose of reducing risk to the Fund; that is, for "hedging" purposes. Options on futures contracts are discussed below under "-- Futures and Options on Futures."

         OPTIONS ON SECURITIES. The Fund may purchase put and call options on securities it owns or has the right to acquire. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

         The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, the Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

         OPTIONS ON INTEREST RATE INDICES. The Fund may purchase put and call options on interest rate indices. An option on an interest rate index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, for the premium received, to make delivery of this amount. Unlike interest rate futures options contracts, settlements for interest rate index options are always in cash. Gain or loss depends on interest rate movements with respect to specific financial instruments. As with stock index options, the multiplier for interest rate index options determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current value of the underlying interest rate index. Options on different interest rate indices may have different multipliers.

         LIMITATIONS. The Fund will not invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. The Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

         The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by a Fund and the prices of options, and the risk of limited liquidity in the event that the Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

FUTURES AND OPTIONS ON FUTURES

         The Fund may engage in futures transactions and options on futures transactions, including interest rate futures, interest rate index futures and options thereon.

         A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

         At the same time a futures contract is purchased or sold, the Fund generally must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value. Futures transactions also involve brokerage costs and require the Fund to segregate liquid assets, such as cash, United States Government securities or other liquid high grade debt obligations equal to at least 100% of its performance under such contracts.

         The Fund may use futures contracts and options on futures in an effort to hedge against market risks.

         Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment company under the Code.

         Where the Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of the Fund's total assets. Where the Fund is permitted to enter into futures contracts obligating it to purchase securities, currency or an index in the future at a specified price, the Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the market value or index value of the subject securities, currency or index at the delivery or settlement date fell to zero for all contracts into which the Fund was permitted to enter.

         Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

MUNICIPAL BONDS AND OTHER MUNICIPAL OBLIGATIONS

         The Fund invests in municipal bonds and other municipal obligations. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" includes short-term municipal notes issued by the states and their political subdivisions.

         MUNICIPAL BONDS. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligations. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bond and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

         Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Fund may invest.

         REFUNDED BONDS. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become refunded when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations and/or U.S. government agency obligations sufficient for paying the bondholders. There are two types of refunded bonds: pre-refunded bonds and escrowed-to-maturity ("ETM") bonds.

         The escrow fund for a pre-refunded municipal bond may be structured so that the refunded bonds are to be called at the first possible date or a subsequent call date established in the original bond debenture. The call price usually includes a premium from one to three percent above par. This type of structure usually is used for those refundings that either reduce the issuer's interest payment expenses or change the debt maturity schedule. In escrow funds for ETM refunded municipal bonds, the maturity schedules of the securities in the escrow funds match the regular debt-service requirements on the bonds as originally stated in the bond indentures.

         DERIVATIVE MUNICIPAL SECURITIES. The Fund may also acquire derivative municipal securities, which are custodial receipts of certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits them in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligation.

         The principal and interest payments on the municipal securities underlying custodial receipts may be allocated in a number of ways. For example, payments may be allocated such that certain custodial receipts may have variable or floating interest rates and others may be stripped securities which pay only the principal or interest due on the underlying municipal securities. The Fund may invest up to 10% of its total assets in custodial receipts which have inverse floating interest rates.

         MUNICIPAL LEASES. The Fund also may purchase participation interests in municipal leases. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local governmental unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.

         Municipal leases and installment purchase or conditional sales contracts (which usually provide for title to the leased asset to pass to the governmental issuer upon payment of all amounts due under the contract) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of municipal debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases and contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body on a yearly or other periodic basis. Although these kinds of obligations are secured by the leased equipment or facilities, the disposition of the pledged property in the event of non-appropriation or foreclosure might, in some cases, prove difficult and time-consuming. In addition, disposition upon non-appropriation or foreclosure might not result in recovery by the Fund of the full principal amount represented by an obligation.

         In light of these concerns, the Fund has adopted and follows procedures for determining whether municipal lease obligations purchased by the Fund are liquid and for monitoring the liquidity of municipal lease securities held in the Fund's portfolio. These procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in security, the nature of the marketplace in which the security trades, and other factors which the Advisor may deem relevant. As set forth in "Investment Restrictions" below, the Fund is subject to limitations on the percentage of illiquid securities it can hold.

TEMPORARY TAXABLE INVESTMENTS

         The Fund may make temporary taxable investments. Temporary taxable investments will include only the following types of obligations maturing within 13 months from the date of purchase: (i) obligations of the United States Government, its agencies and instrumentalities (including zero coupon securities); (ii) commercial paper rated not less than A-1 by Standard & Poor's or P-1 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization; (iii) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated not less than BBB by Standard & Poor's or Baa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization; (iv) certificates of deposit of domestic commercial banks subject to regulation by the United States Government or any of its agencies or instrumentalities, with assets of $500 million or more based on the most recent published reports; and (v) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold.

INVERSE FLOATING RATE MUNICIPAL OBLIGATIONS

         The Fund may invest up to 10% of its total assets in inverse floating rate municipal obligations. An inverse floating rate obligation entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Although an inverse floating rate municipal obligation would tend to increase portfolio income during a period of generally decreasing market interest rates, its value would tend to decline during a period of generally increasing market interest rates. In addition, its decline in value may be greater than for a fixed-rate municipal obligation, particularly if the interest rate borne by the floating rate municipal obligation is adjusted by a multiple of changes in the specified index rate. For these reasons, inverse floating rate municipal obligations have more risk than more conventional fixed-rate and floating rate municipal obligations.

ZERO COUPON SECURITIES

         The Fund may invest in zero coupon municipal obligations. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall.

INTEREST RATE TRANSACTIONS

         The Fund may purchase or sell interest rate caps and floors to preserve a return or a spread on a particular investment or portion of its portfolio or for other non-speculative purposes. The purchase of an interest rate cap entitles the purchaser, to the extent a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate floor.

CLOSED-END INVESTMENT COMPANIES

         The Fund may invest up to 10% of its total assets in common or preferred securities of closed-end investment companies that invest in municipal bonds and other municipal obligations. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. In the event that shares acquired at a premium subsequently decline in price relative to their net asset value or the value of portfolio investments held by such closed-end companies declines, the Fund and its shareholders may experience a loss. If the Fund acquires shares of closed-end investment companies, Fund shareholders would bear both their proportionate share of the expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

SPECIAL FACTORS AFFECTING NEBRASKA TAX FREE FUND


         As described in the Prospectuses relating to the Fund, except during temporary defensive periods, the Fund will invest at least 80% of its net assets in Nebraska municipal obligations. The fund therefore is susceptible to political, economic and regulatory factors affecting issuers of Nebraska municipal obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in Nebraska. This information is derived from sources that are generally available to investors and is based on information obtained from the State of Nebraska.


         GENERAL ECONOMIC OVERVIEW. The 1990s have generally seen major economic gains in Nebraska, and Fiscal Year 1998-1999 was no exception. The state achieved a new record-high employment level and continued to have the nation's lowest unemployment rate. According to data from the Nebraska Department of Labor, the state's civilian labor force totaled 943,823 in June 1999--up 17,326, or 1.9%, from 926,497 in June 1998. Employment gains were slightly greater. The number of employed residents rose from 898,392 in June 1998 to 917,233 in June 1999--an increase of 18,841, or 2.1%. Nebraska's unemployment rate dropped from 3% in June 1998 to 2.8% in June 1999, while the nation's total unemployment rate declined from 4.5% to 4.3%.

         Business demand for workers in Nebraska often exceeded supply in Fiscal Year 1998-1999. This created more job choices than ever before for existing and potential workers. Self-employment opportunities in Nebraska also generally rose, but a traditional kind of home-based business--agriculture--suffered from low farm commodity prices, especially for grains and hogs.

         INDUSTRY GROWTH. Nebraska's employment growth from June 1998 to June 1999 was greatest in the transportation, communications, and public utilities sector. Trucking employment had especially big gains, but growth was also strong in railroad and communications jobs. Other major sectors with employment gains were construction and mining; finance, insurance, and real estate; and services. Pacing employment growth in the services sector were business services, followed by social services, amusement and recreation services, and hotels and other lodging.

         After growing through most of the 1990s, employment in Nebraska's manufacturing and trade sectors fell in Fiscal Year 1998-1999. Much of the manufacturing employment loss occurred in industrial machinery production and meat processing. In the trade sector, the number of jobs declined in retailing, but grew in wholesaling. Total government employment also dropped, as it did in Fiscal Year 1998-1999. Combined losses in federal and state jobs more than offset increases in local government employment.

         GEOGRAPHIC DISTRIBUTION. Much of Nebraska's employment gains in Fiscal Year 1998-1999 were by residents of the Lincoln and Omaha metropolitan areas. Nebraska's portion of the Omaha metropolitan area (Cass, Douglas, Sarpy, and Washington counties) had an increase of 9,929 employed residents, or almost 53% of the state's total growth. The Lincoln metropolitan area (Lancaster County) added 7,012, accounting for 37% of the increase. In the rest of the state, there were 1,900 more employed persons, contributing 10% of the total gain.

         The biggest declines in the number of unemployed persons occurred in non-metropolitan Nebraska. With 888 fewer unemployed residents in June 1999 than in June 1998, Nebraska, outside of the Lincoln and Omaha metropolitan areas, had a fall in the unemployment rate from 3.3% to 3.1%. Inside the Lincoln metropolitan area, the unemployment rate dropped from 2.6% to 2.4%, and in metropolitan Omaha, it went from 2.9% to 2.7%.

         WAGES AND INCOME. Increasing demand for Nebraska's tightened labor supply in Fiscal Year 1998-1999 led to a significant boost in wages in many industries. The average hourly earnings of manufacturing production workers reported by the Nebraska Department of Labor rose from $12.22 in June 1998 to $12.73 in June 1999--a 4.2% gain. In the services sector, there was an increase of 4.9%, with a rise from $10.92 to $11.45 per hour. These gains were ahead of the corresponding national increases for both the manufacturing and services sectors.

         In general, newly-created jobs in Nebraska pay higher wages than existing positions. This is shown in the results of the Nebraska Quarterly Business Conditions Survey--a joint undertaking of the Nebraska departments of Economic Development and Labor, and the University of Nebraska--Lincoln Bureau of Business Research.

         For the second quarter of 1999, the survey found that the average hourly earnings for persons hired for new full-time jobs in Nebraska was $12.84, compared to $10.11 for hires of replacements for existing positions. The survey also found a high incidence of new job hires. An estimated 19,179 full-time new job hires occurred in Nebraska in the second quarter of 1999--10,839 in metropolitan Lincoln and Omaha, and 8,340 in the rest of the state.

         The average income of Nebraskans (including wages, interest, dividends, transfer payments, etc.) has historically been below the national average. The U.S. Bureau of Economic Analysis reports that per capita personal income in Nebraska in 1998 was $24,786, or 93.6%, of the U.S. average of $26,482. Some of this difference is offset by a cost of living that is also below the national average. The first quarter cost of living survey by the American Chamber of Commerce Researchers Association found that general living costs in Nebraska communities surveyed averaged 4.5% below the national average.

CFTC INFORMATION

         The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended. The CFTC requires the registration of "commodity pool operators," which are defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which (i) will use commodity futures or commodity options contracts solely for bona fide hedging purposes (provided, however, that in the alternative, with respect to each long position in a commodity future or commodity option contract, an investment company may meet certain other tests set forth in Rule 4.5); (ii) will not enter into commodity futures and commodity options contracts for which the aggregate initial margin and premiums exceed 5% of its assets; (iii) will not be marketed to the public as a commodity pool or as a vehicle for investing in commodity interests; (iv) will disclose to its investors the purposes of and limitations on its commodity interest trading; and (v) will submit to special calls of the CFTC for information. Any investment company desiring to claim this exclusion must file a notice of eligibility with both the CFTC and the National Futures Association. FAIF has made such notice filings with respect to those Funds which may invest in commodity futures or commodity options contracts.

                             INVESTMENT RESTRICTIONS

         In addition to the investment objectives and policies set forth in the Fund Prospectus and under the caption "Additional Information Concerning Fund Investments" above, the Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed without approval by the holders of a majority of the outstanding shares of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Fund will not:

         1. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction. (As a non-fundamental policy, the Fund will not make additional investments while its borrowings exceed 5% of total assets.)

         2. Concentrate its investments in a particular industry. For purposes of this limitation, the U.S. Government, and state or municipal governments and their political subdivisions, are not considered members of any industry. Whether the Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

         4. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or interest therein or in securities of companies that deal in real estate or mortgages.

         5. Purchase physical commodities or contracts relating to physical commodities.

         6. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         The following restriction is non-fundamental and may be changed by FAIF's Board of Directors without a shareholder vote: The Fund will not invest more than 15% of its net assets in all forms of illiquid investments.

         The Board of Directors has adopted guidelines and procedures under which FAIF Funds' investment advisor is to determine whether the following types of securities which may be held by certain Funds are "liquid" and to report to the Board concerning its determinations: (i) securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; (ii) commercial paper issued in reliance on the "private placement" exemption from registration under
Section 4(2) of the Securities Act of 1933, whether or not it is eligible for resale pursuant to Rule 144A; (iii) interest-only and principal-only, inverse floating rate and inverse interest-only securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and (iv) municipal leases and securities that represent interests in municipal leases.

                        DIRECTORS AND EXECUTIVE OFFICERS

         The directors and executive officers of FAIF are listed below, together with their business addresses and their principal occupations during the past five years. The Board of Directors is generally responsible for the overall operation and management of FAIF. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FAIF are identified with an asterisk.

DIRECTORS

         Robert J. Dayton, 5140 Norwest Center, Minneapolis, Minnesota 55402:
Director of FAF since December 1994, of FAIF since September 1994, of FASF since June 1996 and of FAIP since August 1999; Chairman (1989-1993) and Chief Executive Officer (1993-present), Okabena Company (private family investment office). Age: 59.

         Roger A. Gibson, 1020 15th Street, Ste. 41A, Denver, Colorado 80202:
Director of FAF, FAIF and FASF since October 1997, and of FAIP since August 1999; Vice President North America-Mountain Region for United Airlines since June 1995; prior to his current position, served most recently as Vice President Customer Service for United Airlines in the West Region in San Francisco and the Mountain Region in Denver, Colorado; employee at United Airlines since 1967.
Age: 54.

         Andrew M. Hunter III, 537 Harrington Road, Wayzata, Minnesota 55391:
Director of FAIF, FAF and FASF since January 1997, and of FAIP since August 1999; Chairman of Hunter, Keith Industries, a diversified manufacturing and services management company, since 1975. Age: 53.

         Leonard W. Kedrowski, 16 Dellwood Avenue, Dellwood, Minnesota 55110; Director of FAF and FAIF since November 1993, of FASF since July 1996, and of FAIP since August 1999; Owner of Executive Management Consulting, Inc., a management consulting firm; Chief Executive Officer of Creative Promotions International LLC, promotional award programs and products; Vice President, Chief Financial Officer, Treasurer, Secretary and Director of Anderson Corporation, a large privately-held manufacturer of wood windows, from 1983 to October 1992. Age: 59.

         * John M. Murphy, Jr., 601 Second Avenue South, Minneapolis, Minnesota 55402; Director of FAIF, FAF and FASF since June 1999, and of FAIP since August 1999; Chairman and Chief Investment Officer of First American Asset Management and U.S. Bank Trust, N.A., and Executive Vice President of U.S. Bancorp, from 1991 to 1999; Executive Vice President of U.S. Bancorp since January 1999; Chairman Minnesota - U.S. Bancorp since 2000. Age 59.

         * Robert L. Spies, 4715 Twin Lakes Avenue, Brooklyn Center, Minnesota 55429: Director of FAIF, FAF and FASF since January 31, 1997, and of FAIP since August 1999; employed by U.S. Bancorp (fka First Bank System, Inc.) and subsidiaries from 1957 to January 31, 1997, most recently as Vice President, U.S. Bank National Association (fka First Bank National Association). Age: 66.

         Joseph D. Strauss, 8617 Edenbrook Crossing, # 443, Brooklyn Park, Minnesota 55443: Director of FAF since 1984 and of FAIF since April 1991, of FASF since June 1996, and of FAIP since August 1999; Chairman of FAF's and FAIF's Boards from 1993 to September 1997 and of FASF's Board from June 1996 to September 1997; President of FAF and FAIF from June 1989 to November 1989; Owner and President, Strauss Management Company, since 1993; Owner and President, Community Resource Partnerships, Inc., a community business retention survey company, since 1992; attorney-at-law. Age: 60.

         Virginia L. Stringer, 712 Linwood Avenue, St. Paul, Minnesota 55105:
Director of FAIF since August 1987, of FAF since April 1991, of FASF since June 1996, and of FAIP since August 1999; Chair of FAIF's, FAF's and FASF's Boards since September 1997, and of FAIP's Board since 1999; Owner and President, Strategic Management Resources, Inc. since 1993; formerly President and Director of The Inventure Group, a management consulting and training company, President of Scott's, Inc., a transportation company, and Vice President of Human Resources of The Pillsbury Company. Age: 56.

EXECUTIVE OFFICERS


         Thomas S. Schreier, Jr. First American Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; President of FAIF, FAF, FASF, and FAIP since February 28, 2001; Chief Executive Officer of First American Asset Management since 2000; Senior Managing Director and Head of Equity Research of U.S. Bancorp Piper Jaffray since 1998; Senior Airline Analyst and Director of Equity Research of Credit Suisse First Boston since 1996. Age: 38.


         Paul A. Dow, First American Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402, Vice President Investments of FAIF, FAF, FASF and FAIP since March 11, 2000; Chief Investment Officer and President of First American Asset Management since 1999; Senior Vice President of First American Asset Management from 1998-1999; Chief Executive Officer of Piper Jaffray from 1997-1998; Chief Investment Officer of Piper Jaffray from 1989-1997. Age : 49.

         Peter O. Torvik, First American Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402, Vice President Marketing of FAIF, FAF, FASF and FAIP since September 20, 2000; Executive Vice President of First American Asset Management; President and partner of DPG Group, a Florida-based partnership engaged in affinity marketing from 1995 -2000. Age: 46.

         Jeffery M. Wilson, First American Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; Vice President Administration of FAIF, FAF, FASF and FAIP since March 11, 2000; Senior Vice President of First American Asset Management. Age: 44.

         Robert H. Nelson, First American Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; Treasurer of FAIF, FAF, FASF and FAIP since March 11, 2000; Senior Vice President of First American Asset Management since 1998; Senior Vice President of Piper Capital Management Inc. from 1994-1998.
Age: 37.

         James L. Chosy, First American Asset Management, 601 Second Avenue South, Minneapolis, Minnesota 55402; Secretary of FAIF, FAF, FASF and FAIP since February 28, 2001; Associate General Counsel of U.S. Bancorp since 1995. Age:
37.


         Michael J. Radmer, 220 South Sixth Street, Minneapolis, Minnesota 55402; Assistant Secretary of FAIF, FAF, FASF and FAIP since March 2000; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm and general counsel of FAIF, FAF and FASF. Age: 55.

         James D. Alt, 220 South Sixth Street, Minneapolis, Minnesota 55402; Assistant Secretary of FAF, FAIF and FASF since September 1998, and of FAIP since September 1999; Partner, Dorsey & Whitney LLP, a Minneapolis- based law firm. Age: 49.

         Kathleen L. Prudhomme, 220 South Sixth Street, Minneapolis, Minnesota 55402; Assistant Secretary of FAF, FAIF and FASF since September 1998, and of FAIP since September 1999; Partner, Dorsey & Whitney LLP, a Minneapolis- based law firm. Age: 47.

         Alaina Metz, Bysis Fund Services, 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219; Assistant Secretary for FAIF, FAF, FASF and FAIP since March 11, 2000; Chief Administrative Officer of Bysis Fund Services. Age: 33.

COMPENSATION

         The First American family of funds, which includes FAIF, FAF, FASF, FAIP and FACEF, currently pays only to directors of the funds who are not paid employees or affiliates of the funds, a fee of $27,000 per year ($40,500 in the case of the Chair) plus $4,000 ($6,000 in the case of the Chair) per meeting of the Board attended and $1,200 per committee meeting attended ($1,800 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board or committee meetings, each director receives a fee of $500 per Board or committee meeting ($750 in the case of the Chair or committee chair). In addition, directors may receive a per diem fee of $1,500 per day, plus travel expenses when directors travel out of town on Fund business. However, directors do not receive the $1,500 per diem amount plus the foregoing Board or committee fee for an out-of-town committee or Board meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which Michael J. Radmer, James D. Alt, and Kathleen L. Prudhomme, assistant secretaries of FAIF, FAF, FASF, FAIP and FACEF, are partners. The following table sets forth information concerning aggregate compensation paid to each director of FAIF (i) by FAIF (column 2), and (ii) by FAIF, FAF, FASF, FAIP and FACEF collectively (column 5) during the fiscal year ended September 30, 2000. No executive officer or affiliated person of FAIF received any compensation from FAIF in excess of $60,000 during such fiscal year:

             (1)                           (2)                 (3)                (4)                   (5)
  NAME OF PERSON, POSITION              AGGREGATE          PENSION OR      ESTIMATED ANNUAL     TOTAL COMPENSATION
                                      COMPENSATION         RETIREMENT        BENEFITS UPON      FROM REGISTRANT AND
                                    FROM REGISTRANT *   BENEFITS ACCRUED      RETIREMENT         FUND COMPLEX PAID
                                                         AS PART OF FUND                          TO DIRECTORS**
                                                            EXPENSES
Robert J. Dayton, Director          $  20,094                 -0-               -0-               $    57,200
Roger A. Gibson, Director              23,055                 -0-               -0-                    54,800
Andrew M. Hunter III, Director         27,504                 -0-               -0-                    56,000
Leonard W. Kedrowski, Director         24,542                 -0-               -0-                    58,400
Robert L. Spies, Director              29,324                 -0-               -0-                    59,600
John M. Murphy, Jr., Director             -0-                 -0-               -0-                       -0-
Joseph D. Strauss, Director            24,923                 -0-               -0-                    65,600
Virginia L. Stringer, Director         26,172                 -0-               -0-                    74,500
-----------------------------------------------

* Included in the Aggregate Compensation under column 2 are amounts deferred by the directors pursuant to the Deferred Compensation plan discussed below. Pursuant to this plan, compensation was deferred for the following directors: Roger A. Gibson, $11,015; Andrew M. Hunter III, $22,673; Leonard W. Kedrowski, $11,659; Robert L. Spies, $24,283; and Joseph D. Strauss, $5,436.

**        Deferred compensation is included in the Total Compensation under column 5 for the following directors: Roger A. Gibson, $20,525; Andrew M. Hunter III, $42,250; Leonard W. Kedrowski, $21,725; Robert L. Spies, $45,250; and Joseph D. Strauss, $10,130.

         The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in the shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on fund assets and liabilities and will not obligate the funds to retain any director or pay any particular level of compensation.

                                 CODE OF ETHICS

         First American Investment Funds, Inc., First American Asset Management, a division of U.S. Bank National Association, and SEI Investments Distribution Co. have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchase or held by the Funds.. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT

         U.S. Bank National Association (the "Advisor"), 601 Second Avenue South, Minneapolis, Minnesota 55402, serves as the Advisor and manager of the Fund through its First American Asset Management group. The Advisor is a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. The Advisor is a subsidiary of U.S. Bancorp ("USB"), 601 Second Avenue South, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. USB operates four banks and eleven trust companies with banking offices in 16 contiguous states. USB also has various other subsidiaries engaged in financial services. At September 30, 2000, USB and its consolidated subsidiaries had consolidated assets of more than $86 billion, consolidated deposits of more than $51 billion and shareholders' equity of more than $8 billion.

         Pursuant to an Investment Advisory Agreement dated April 2, 1991 (the "Advisory Agreement") as amended, the FAIF Funds engaged the Advisor to act as investment Advisor for and to manage the investment of the assets of the FAIF Funds. Under this Advisory Agreement, the Fund pays the Advisor monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. The Advisory Agreement requires the Advisor to provide FAIF with all necessary office space, personnel and facilities necessary and incident to the Advisor's performance of its services thereunder. The Advisor is responsible for the payment of all compensation to personnel of FAIF and the officers and directors of FAIF, if any, who are affiliated with the Advisor or any of its affiliates.

         In addition to the investment advisory fee, the Fund pays all its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. the Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party, and it may have an obligation to indemnify its directors and officers with respect to such litigation.

         The Advisor may, at its option, waive any or all of its fees, or reimburse expenses, with respect to the Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Advisor also may absorb or reimburse expenses of the Fund from time to time, in its discretion, while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering the Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

ADMINISTRATION AGREEMENT

         U.S. Bank National Association (the "Administrator"), 601 Second Avenue South, Minneapolis, Minnesota 55402, serves as the Administrator for FAIF pursuant to an Administration Agreement between it and FAIF. The Administrator is a subsidiary of USB. Under the Administration Agreement, the Administrator is compensated to provide, or, compensates other entities to provide services to the Funds. These services include, various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services and shareholder services. The FAIF Funds pay U.S. Bank fees which are calculated daily and paid monthly, equal to each Fund's pro rata share of an amount equal, on an annual basis, to 0.12% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion, and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. (For the purposes of this Agreement, the First American fund family includes all series of FAF, FASF, FAIF and FAIP.) In addition, the Funds pay U.S. Bank annual fees of $18,500 per CUSIP, shareholder account fees of $15 per account, closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.

 DISTRIBUTOR AND DISTRIBUTION PLANS

         SEI Investments Distribution Co. (the "Distributor") serves as the distributor for the Class A, Class C and Class Y Shares of the Fund. The Distributor is a wholly-owned subsidiary of SEI Investments Company.

         The Distributor serves as distributor for the Class A and Class Y Shares pursuant to a Distribution Agreement dated February 10, 1994 (the "Class A/Class Y Distribution Agreement") between itself and the FAIF Funds. In addition, the Distributor serves as distributor for the Class C Shares pursuant to a Distribution and Service Agreement dated December 9, 1998 ("Class C Distribution and Service Agreement") between itself and the FAIF Funds. These agreements are referred to collectively as the "Distribution Agreements."

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the FAIF Funds to the extent such services and functions are not provided to the FAIF Funds pursuant to another agreement. The Distribution Agreements provide that shares of the FAIF Funds are distributed through the Distributor and, with respect to Class A and Class C Shares, through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         The Class A Shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A Shares each fund for that month.

         The Class C Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class C Shares. This fee is calculated and paid each month based on average daily net assets of the Class C Shares. The Class C Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C Shares. The Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase.

         The Distributor receives no compensation for distribution of the Class Y Shares.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAIF and by the vote of the majority of those Board members of FAIF who are not interested persons of FAIF and who have no direct or indirect financial interest in the operation of FAIF's Rule 12b-1 Plans of Distribution or in any agreement related to such plans.

         FAIF has adopted Plans of Distribution with respect to the Class A and Class C Shares of the FAIF Funds, respectively, pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plans authorize the Distributor to retain the sales charges paid upon purchase of Class A and Class C Shares. Each of the Plans is a "compensation-type" plan under which the Distributor is entitled to receive the distribution fee regardless of whether its actual distribution expenses are more or less than the amount of the fee. The Class C Plan authorizes the Distributor to retain the contingent deferred sales charge applied on redemptions of Class C Shares, except that portion which is reallowed to Participating Institutions. The Plans recognize that the Distributor, any Participating Institution, the Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A and Class C Shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Advisor at any time.

CUSTODIAN; COUNSEL; AUDITORS

         CUSTODIAN. The custodian of the FAIF Funds' assets is U.S. Bank National Association (the "Custodian"), U.S. Bank Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of USB. All of the instruments representing the investments of the Fund and all cash is held by the Custodian. The Custodian or such sub-custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of FAIF's officers or resolutions of the Board of Directors.

         As compensation for its services to the Fund, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.03% of the Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Fund. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FAIF.

         COUNSEL. Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, is independent counsel for the Funds.

         AUDITORS. Ernst & Young LLP, 1400 Pillsbury Center, Minneapolis, Minnesota 55402, serves as the FAIF Funds' independent auditors, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings for the years ended September 30, 1999 and September 30, 2000.


               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         Decisions with respect to placement of the Fund's portfolio transactions are made by the Advisor. The Fund's policy is to seek to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. The Advisor, however, may select a broker or dealer to effect a particular transaction without communicating with all brokers or dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Advisor to accept a particular price for a security because the price offered by the broker or dealer meets guidelines for profit, yield or both. Most of the portfolio transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis are made without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Fund deals with market makers unless it appears that better price and execution are available elsewhere.

         With respect to any portfolio transactions that involve payment of a brokerage commission, while the Advisor does not deem it practicable and in the Fund's best interest to solicit competitive bids for commission rates on each transaction, consideration will regularly be given by the Advisor or to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

         Subject to the policy of seeking favorable price and execution for the transaction size and risk involved, in selecting brokers and dealers other than the Distributor and determining commissions paid to them, the Advisor may consider the ability to provide supplemental performance, statistical and other research information as well as computer hardware and software for research purposes for consideration, analysis and evaluation by the staff of the Advisor. In accordance with this policy, the Fund does not execute brokerage transactions solely on the basis of the lowest commission rate available for a particular transaction. Subject to the requirements of favorable price and efficient execution, placement of orders by securities firms for the purchase of shares of the Fund may be taken into account as a factor in the allocation of portfolio transactions.

         Research services that may be received by the Advisor would include advice, both directly and indirectly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. The research services may allow the Advisor to supplement its own investment research activities and enable the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with brokers and dealers who furnish research services, the Advisor may receive a benefit, for which a dollar value is not available, without providing any direct monetary benefit to the Fund from these transactions. Research services furnished by brokers and dealers used by the Fund for portfolio transactions may be utilized by the Advisor in connection with investment services for other accounts and, likewise, research services provided by brokers and dealers used for transactions of other accounts may be utilized by the Advisor in performing services for the Fund. The Advisor may determine the reasonableness of the commissions paid in relation to their view of the value of the brokerage and research services provided, considered in terms of the particular transactions and their overall responsibilities with respect to all accounts as to which they exercise investment discretion.

         The Advisor has not entered into any formal or informal agreements with any broker or dealer, and does not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Advisor, except as noted below. The Advisor may, from time to time, maintain an informal list of brokers and dealers that will be used as a general guide in the placement of Fund business in order to encourage certain brokers and dealers to provide the Advisor with research services, which the Advisor, anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of brokers and dealers (discussed above) had been met, and accordingly, substantial deviations from the list could occur. The Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the Advisor determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the Fund.

         The Fund does not effect any brokerage transactions in its portfolio securities with any broker or dealer affiliated directly or indirectly with the Advisor or the Distributor unless such transactions, including the frequency thereof, the receipt of commission payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Fund as the Fund can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.

         When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.


                                  CAPITAL STOCK

         Each share of the Fund's $.0001 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Fund have no preemptive or conversion rights.

         Each share of the Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting the Fund only (opposed to every FAIF Fund) or one specific class of shares, the shares of the Fund or specific class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to the Fund or to approve, disapprove or alter a distribution plan pertaining to a class of shares.

         Under the laws of the state of Maryland and FAIF's Bylaws, FAIF is not required to hold shareholder meetings unless they (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 10% or more of the outstanding shares of FAIF.

         As of November 13, 2000, the directors of FAIF owned shares of FASF, FAF and FAIF with an aggregate net asset value of approximately $9 million. As of February 28, 2001, the directors and officers of FAIF as a group owned less than one percent of each Fund's outstanding shares.


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The public offering price of the shares of a Fund generally equals the Fund's net asset value plus any applicable sales charge. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Fund's Prospectuses. Please note that the public offering prices of Class Y Shares are the same as net asset value since no sales charges are imposed on the purchase of such shares.

         The net asset value of each Fund's shares is determined on each day during which the New York Stock Exchange (the "NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities held by the Fund are traded on days that the Fund is not open for business, the Fund's net asset value per share may be affected on days when investors may not purchase or redeem shares.


                                FUND PERFORMANCE

         PERFORMANCE PRESENTATION. Advertisements and other sales literature for the Fund may refer to the Fund's "average annual total return" and "cumulative total return." In addition, the Fund may provide yield calculations in advertisements and other sales literature. All such yield and total return quotations are based on historical earnings and are not intended to indicate future performance. The return on and principal value of an investment in any of the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. No performance information is available for the Fund as it was not offered prior to the date of this Statement of Additional Information.

         AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the average annual compounded rate of return on a hypothetical $1,000 investment made at the beginning of the advertised period. Average annual total return figures are computed according to the following formula:

                  P(1 + T)(n)  =  ERV

                  Where:   P     =     a hypothetical initial payment of $1,000
                           T     =     average annual total return
                           n     =     number of years
                           ERV   =     ending redeemable value at the end of the
                                       period of a hypothetical $1,000 payment
                                       made at the beginning of such period

This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts. For Class C Shares, the calculation assumes the maximum deferred sales load is deducted at the times, in the amounts and under the terms disclosed in the applicable Prospectus. Average annual total return quotations may be accompanied by quotations that do not reflect the sales charges, and therefore will be higher.

         CUMULATIVE TOTAL RETURN. Cumulative total return is calculated by subtracting a hypothetical $1,000 investment in the Fund from the redeemable value of such investment at the end of the advertised period, dividing such difference by $1,000 and multiplying the quotient by 100. Cumulative total return is computed according to the following formula:

                  CTR  =  (ERV-P) 100
                           -----
                             P

                  Where:   CTR   =    Cumulative total return;
                           ERV   =    ending redeemable value at the end of
                                      the period of a hypothetical $1,000
                                      payment made at the beginning of such
                                      period; and
                           P     =    initial payment of $1,000.

This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

         YIELD. Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the advertised period by the offering price per share (including the maximum sales charge) on the last day of the period. The result will then be "annualized" using a formula that provides for semi-annual compounding of income. Yield is computed according to the following formula:

                  YIELD  =  2[(a-b + 1)(6) - 1]
                               ---
                               cd
                  Where:  a   =     dividends and interest earned during the
                                    period;
                          b   =     expenses accrued for the period (net of
                                    reimbursements);
                          c   =     the average daily number of shares
                                    outstanding during the period that were
                                    entitled to receive dividends; and
                          d   =     the maximum offering price per share on the
                                    last day of the period.

-----------------------

         TAX-EXEMPT VS. TAXABLE INCOME. The tables below show the approximate yields that taxable securities must earn to equal yields that are (i) exempt from federal income taxes; (ii) exempt from both federal and Nebraska income taxes, under selected income tax brackets scheduled to be in effect in 2001. The 32.8%, 35.6%, 40.3% and 43.6% combined federal/Nebraska rates assume that the investor is subject to a 6.68% Nebraska income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The combined rates reflect the deductibility of state income taxes for purposes of calculating federal taxable income but do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. The tables are based upon yields that are derived solely from tax-exempt income. To the extent that the Fund's yield is derived from taxable income, the Fund's tax equivalent yield will be less than set forth in the tables. The tax-free yields used in these tables should not be considered as representations of any particular rates of return and are for purposes of illustration only.

                                    TAX-EQUIVALENT YIELDS

                 FEDERAL TAX BRACKETS                 COMBINED FEDERAL AND
                                                      NEBRASKA TAX BRACKETS
 Tax-Free    28%    31%     36%     39.6%          32.8%   35.6%  40.3%   43.6%
  Yields
    3.0%     4.17%  4.35%   4.69%   4.97%          4.46%   4.66%    5.03%  5.32%
    3.5      4.86   5.07    5.47    5.79           5.21    5.43     5.86   6.21
    4.0      5.56   5.80    6.25    6.62           5.95    6.21     6.70   7.09
    4.5      6.25   6.52    7.03    7.45           6.70    6.99     7.54   7.97
    5.0      6.94   7.25    7.81    8.28           7.44    7.76     8.38   8.86
    5.5      7.64   7.97    8.59    9.11           8.18    8.54     9.21   9.75
    6.0      8.33   8.70    9.38    9.93           8.93    9.32    10.05  10.63
    6.5      9.03   9.42   10.16   10.76           9.67   10.09    10.89  11.52


         TAX-EQUIVALENT YIELD.. Tax-equivalent yield is the yield that a taxable investment must generate in order to equal the Fund's yield for an investor in a stated federal or combined federal/state income tax bracket. The tax-equivalent yield for each tax-free Fund named below is computed by dividing that portion of such Fund's yield (computed as described above) that is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding the resulting number to that portion, if any, of such Fund's yield that is not tax exempt. The combined federal/state income tax rates take into account the deductibility of state income taxes in calculating federal tax rates.

         CERTAIN PERFORMANCE COMPARISONS. In addition to advertising total return and yield, comparative performance information may be used from time to time in advertising the Fund's shares, including data from Lipper, Inc. ("Lipper"), Morningstar, other industry publications and other entities or organizations which track the performance of investment companies. The performance of the Fund may be compared to that of its unmanaged benchmark index and to the performance of similar funds as reported by Lipper or such other database services.

         HISTORICAL DISTRIBUTION RATES. The Fund's historical annualized distribution rates are computed by dividing the income dividends of the Fund for a stated period by the maximum offering price on the last day of such period.

         ANNUALIZED CURRENT DISTRIBUTION RATES. The Fund's annualized current distribution rates are computed by dividing the Fund's income dividends for a specified month by the number of days in that month and multiplying by 365, and dividing the resulting figure by the maximum offering price on the last day of the specified period.

         TAX EQUIVALENT DISTRIBUTION RATES. The tax equivalent distribution rate for the Fund is computed by dividing that portion of the Fund's annualized current distribution rate (computed as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding the resulting figure to that portion, if any, of the annualized current distribution rate which is not tax-exempt.


                                    TAXATION

         The Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         If the Fund disposes of a municipal obligation that it acquired after April 30, 1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.

         Some of the investment practices that may be employed by the Fund will be subject to special provisions that, among other things, may defer the use of certain losses of the Fund, affect the holding period of the securities held by the Fund and affect the character of the gains or losses realized. These provisions may also require the Fund to mark-to-market some of the positions in their respective portfolios (i.e., treat them as closed out) or to accrue original discount, both of which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities. The Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investments company.

         It is expected that any net gain realized from the closing out of futures contracts, options, or forward currency contracts will be considered gain from the sale of securities or currencies and therefore qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above.

         Any loss on the sale or exchange of shares of the Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale of exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution. Furthermore, if a shareholder of the Fund receives an exempt-interest dividend and then disposes of his or her shares in the Fund within six months after acquiring them, any loss on the sale or exchange of such shares will be disallowed to the extent of the exempt-interest dividend.

         For federal tax purposes, if a shareholder exchanges shares of the Fund for shares of any other FAIF Fund pursuant to the exchange privilege (see "Managing Your Investment -- Exchanging Shares" in the Prospectuses), such exchange will be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder of Class A or Class C shares carries out the exchange within 90 days of purchasing shares in a fund on which he or she has incurred a sales charge, the sales charge cannot be taken into account in determining the shareholder's gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other fund is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.

         Pursuant to the Code, distributions of net investment income by the Fund to a shareholder who is a foreign shareholder (as defined below) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. The Fund will report annually to its shareholders the amount of any withholding.

         A foreign shareholder is any person who is not (i) a citizen or resident of the United States, (ii) a corporation, partnership or other entity organized in the United States or under the laws of the Untied States or a political subdivision thereof, (iii) an estate whose income is includible in gross income for U.S. federal income tax purposes of (iv) a trust whose administration is subject to the primary supervision of the U.S. court and which has one or more U.S. fiduciaries who have authority to control all substantial decisions of the trust.

         The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.


                             REDUCING SALES CHARGES

CLASS A SALES CHARGE

         The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent.

         QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: The Fund will combine purchases made by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

         For the Fund, the sales charge discount will be determined by adding
(i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus (ii) the purchase price of the Class A shares of any other First American fund (other than a money market fund) that you are concurrently purchasing, plus (iii) the higher of the current net asset value or the original purchase price of Class A shares of the Fund or any other First American fund (other than a money market fund) that your already own. In order for an investor to receive the sales charge reduction on Class A Shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

         LETTER OF INTENT: If an investor intends to purchase, in the aggregate, at least $50,000 of Class A shares in the Fund and other First American funds (other than money market funds), over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Funds' custodian to hold a percentage equal to the Funds' maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.

         The amount held in escrow for all FAIF Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

         A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

SALES OF CLASS A SHARES AT NET ASSET VALUE

         Purchases of the Fund's Class A Shares by the Advisor, Marvin & Palmer Associates, Inc. (Sub-Advisor of First American Emerging Markets Fund and First American International Fund), Federated Global Management Corp. (Sub-Advisors of First American Strategic Income Fund), or any of their affiliates, or any of their or FAIF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker-dealer authorized to sell Fund shares, and full-time employees of FAIF's general counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. A Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisors, financial planners and registered broker-dealers who are purchasing shares on behalf of their customers and by purchasers through "one-stop" mutual fund networks through which the Funds are made available. In addition, Class A Shares may be purchased at net asset value without a sales charge by investors participating in asset allocation "wrap" accounts offered by the Advisor or any of its affiliates, and by retirement and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Internal Revenue Code and "rabbi trusts"), which plans and trusts purchase through "one-stop" mutual fund networks. No commission is paid in connection with net asset value purchases of Class A Shares made pursuant to this paragraph.

         Class A Shares may also be purchased without a sales charge by 401(k), 403(b) and 457 plans, and Profit sharing and Pension plans, which have 200 or more eligible participants. Your representative must notify the Fund if your retirement/deferred compensation plan is eligible for the sales load waiver. A contingent deferred sales charge of 1.00% will be imposed if all shares are redeemed within 18 months of purchase. Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Fund's distributor to perform share distribution services may receive a commission on such sales of the Fund equal to 1.00% of the first $3 million, 0.75% of shares purchased in excess of $3 million up to $5 million, and 0.50% of shares purchased in excess of $5 million.

         In addition, Class A Shares may be purchased without a sales charge by bundled retirement plans and Simple IRA plans sponsored by U.S. Bank and sold by an affiliate, and SEP IRA plans sold by an affiliate.

         If Class A Shares of the Fund have been redeemed, the shareholder has a one-time right, within 180 days, to reinvest the redemption proceeds in Class A Shares of any First American fund at the next-determined net asset value without any sales charge. The Fund must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of the Fund, there may be tax consequences.


                   ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY TELEPHONE

         A shareholder may redeem shares of the Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Fund as of the close of regular trading on the New York Stock Exchange (usually by 3:00 p.m. Central time) in order for shares to be redeemed at that day's net asset value unless the financial institution has been authorized to accept redemption requests on behalf of the Fund. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly. Certain financial institutions are authorized to act as the Fund's agent for the purpose of accepting redemption requests, and the Fund will be deemed to have received a redemption request upon receipt of the request by the financial institution.

         Shareholders who did not purchase their shares of the Fund through a financial institution may redeem their shares by telephoning Investor Services at 1-800-637-2548. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. The Fund may limit telephone redemption requests to $50,000 per day.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrator nor the Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that it reasonably believes to be genuine. The Administrator and the Fund will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrator examines each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrator subsequently sends confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrator and the Fund may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

         Any shareholder may redeem Fund shares by sending a written request to the Administrator, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. Unless another form of payment is requested, a check for redemption proceeds normally is mailed within three days, but in no event more than seven days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

         o a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         o a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

         o a savings bank or savings and loan association the deposits of which are insured by the Savings Association;

         o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

         The Fund does not accept signatures guaranteed by a notary public.

         The Fund and the Administrator have adopted standards for accepting signatures from the above institutions. The Fund may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Fund and the Administrator reserve the right to amend these standards at any time without notice.

REDEMPTIONS BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Administrator is reasonably certain that the purchase payment has cleared, which could take up to fifteen calendar days from the purchase date.


                                     RATINGS

         A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Markets values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

         When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

RATINGS OF CORPORATE DEBT OBLIGATIONS AND MUNICIPAL BONDS

         STANDARD & POOR'S

         AAA: Securities rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA: Securities rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

         A: Securities rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Securities rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although such securities normally exhibit adequate protection standards, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than for those in higher rated categories.

Debt rated BB, B, CCC, CC, and C by Standard & Poor's is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB: Securities rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B: Securities rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

         CCC: Securities rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Securities rated SD or D are in selective default or default, respectively. Such a rating is assigned when an obligor has failed to pay one or more of its financial obligations (rated or unrated) when it came due.

         MOODY'S

         Aaa: Securities which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Securities which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade securities. They are rated lower than the best securities because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater magnitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

         A: Securities which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Securities which are rated Baa are considered as medium grade obligations, being neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have some speculative characteristics.

         Ba: An issue which is rated Ba is judged to have speculative elements; its future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over he future. Uncertainty of position characterizes issues in this class.

         B: An issue which is rated B generally lacks characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: An issue which is rated Caa is of poor standing. Such an issue may be in default or there may be present elements of danger with respect to principal or interest.

Those securities in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1 and Baa-1. Other Aa, A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality, (2) designate securities which can be bought for possible upgrading in quality, and (3) afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

RATINGS OF MUNICIPAL NOTES

         STANDARD & POOR'S

         SP-1: Very strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

         SP-2: Satisfactory capacity to pay principal and interest.

         SP-3: Speculative capacity to pay principal and interest.

The Fund will not purchase SP-3 municipal notes.

         MOODY'S. Generally, Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"); however, where an issue has a demand feature which makes the issue a variable rate demand obligation, the applicable Moody's rating is "VMIG."

         MIG 1/VMIG 1: This designation denotes the best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMIG 2: This designation denotes high quality, with margins of protection ample although not so large as available in the preceding group.

         MIG 3/VMIG 3: This designation denotes favorable quality, with all security elements accounted for, but lacking the strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

The Fund will not purchase MIG 3/VMIG 3 municipal notes.

RATINGS OF COMMERCIAL PAPER

         STANDARD & POOR'S. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) symbol designation. None of the Funds will purchase commercial paper rated A-3 or lower.

         MOODY'S. Moody's commercial paper ratings are opinions as to the ability of the issuers to timely repay promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, and it does not represent that any specific instrument is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         PRIME-1: Superior capacity for repayment.

         PRIME-2: Strong capacity for repayment.

         PRIME-3: Acceptable capacity for repayment.

The Fund will not purchase Prime-3 commercial paper.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                           PART C -- OTHER INFORMATION

ITEM 23. EXHIBITS

         (a)(1) Amended and Restated Articles of Incorporation, as amended through April 2, 1998 (Incorporated by reference to Exhibit
                  (1) to Post-Effective Amendment No. 36, Filed on April 15, 1998 (File Nos. 33-16905, 811-05309)).

*        (a)(2)   Form of Articles Supplementary, designating new Series.

*        (b)      Form of Bylaws, as amended through February 28, 2001.

         (c)      Not applicable.

         (d)(1) Investment Advisory Agreement dated April 2, 1991, between the Registrant and First Bank National Association, as amended and supplemented through August 1994 (Incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

         (d)(2) Amendment No. 11 to Investment Advisory Agreement (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

*        (d)(3)   Form of Amendment No. 12 to Investment Advisory Agreement

         (d)(4) Supplement to Advisory Agreement Relating to International Fund dated December 31, 1993 (Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (d)(5) Supplement to Advisory Agreement Relating to Emerging Markets Fund dated July 23, 1998 (Incorporated by reference to Exhibit
                  (d)(4) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (d)(6) Supplement to Advisory Agreement Relating to Strategic Income Fund dated July 24, 1998 (Incorporated by reference to Exhibit
                  (d)(5) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (d)(7) Sub-Advisory Agreement dated March 28, 1994, between First Bank National Association and Marvin & Palmer Associates, Inc., with respect to International Fund (Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

         (d)(8) Sub-Advisory Agreement dated July 23, 1998, between U.S. Bank National Association and Marvin & Palmer Associates, Inc., with respect to Emerging Markets Fund (Incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 39, Filed on July 31, 1998 (File Nos. 33-16905, 811-05309)).

         (d)(9) Sub-Advisory Agreement dated July 24, 1998, between U.S. Bank National Association and Federated Global Research Corp., with respect to Strategic Income Fund (Incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 39, Filed on July 31, 1998 (File Nos. 33-16905, 811-05309)).

         (d)(10) Amendment No. 1 to Sub-Advisory Agreement dated December 31, 1997 between Bank National Association and Marvin & Palmer Associates, Inc., with respect to International Fund (Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 34, Filed on February 2, 1998 (File Nos. 33-16905, 811-05309)).

         (e)(1) Distribution Agreement [Class A and Class Y Shares,] dated February 10, 1994, between the Registrant and SEI Financial Services Company (Incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

         (e)(2) Amendment No. 1 to the Distribution Agreement dated October 16, 1998 (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (e)(3) Distribution and Service Agreement [Class B] dated August 1, 1994, as amended September 14, 1994 between Registrant and SEI Financial Services Company (Incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

         (e)(3) Distribution and Service Agreement [Class C] dated December 9, 1998, between Registrant and SEI Investments Distribution Co. (Incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 42, Filed on February 1, 1999 (File Nos. 33-16905, 811-05309)).

         (e)(4)   Form of Dealer Agreement (Incorporated by reference to Exhibit
                  (e)(4) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (f) Deferred Compensation Plan for Directors Trust Agreement dated January 1, 2000 (Incorporated by reference to Exhibit (f) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (g)(1) Custodian Agreement dated September 20, 1993, between the Registrant and First Trust National Association, as supplemented through August 1994 (Incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 18 (File Nos. 33-16905, 811-05309)).

         (g)(2) Supplement dated March 15, 1994, to Custodian Agreement dated September 20, 1993 (File Nos. 33-16905, 811-05309).

         (g)(3) Further Supplement dated November 21, 1997, with respect to International Index Fund, and July 23, 1998, with respect to Strategic Income Fund and Emerging Markets Fund, to Custodian Agreement dated September 20, 1993 (Incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 39, Filed on July 31, 1998 (File Nos. 33-16905, 811-05309)).

*        (g)(4)   Compensation Agreement dated February 25, 2000, pursuant to
                  Custodian Agreement dated September 20, 1993, as amended
                  (Incorporated by reference to Exhibit (g)(4) to Post-Effective
                  Amendment No. 46, Filed on December 28, 2000 (File Nos.
                  33-16905, 811-05309)).

         (g)(5) Assignment of Custodian Agreements and Security Lending Agency Agreement to U.S. Bank National Association, dated May 1, 1998 (Incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 41, Filed on December 2, 1998 (File Nos. 33-16905, 811-05309)).

         (g)(6) Further Supplement to Custodian Agreement dated December 8, 1999 (Incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 44, Filed on January 28, 2000 (File Nos. 33-16905, 811-05309)).

         (h)(1) Administration Agreement dated January 1, 2000, by and between U.S. Bank National Association and First American Investment Funds, Inc. (Incorporated by reference to Exhibit (h)(1)) to Post-Effective Amendment No. 44, Filed on January 28, 2000 (File Nos. 33-16905, 811-05309)).

         (i)(1) Opinion and Consent of D'Ancona & Pflaum dated November 10, 1987 (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

         (i)(2) Opinion and Consent of Dorsey & Whitney (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 15 (File Nos. 33-16905, 811-05309)).

         (i)(3) Opinion and Consent of Dorsey & Whitney, LLP with respect to Strategic Income Fund, Class HH, dated July 24, 1998 (Incorporated by reference to Exhibit (10)(c) to Post-Effective Amendment No. 38, Filed on July 24, 1998 (File Nos. 33-16905, 811-05309)).

         (i)(4) Opinion and Consent of Dorsey & Whitney, LLP with respect to Adjustable Rate Mortgage Securities Fund (Class CC), Tax Free Fund (Class DD), Minnesota Tax Free Fund (Class EE), Mid Cap Growth Fund (Class FF) and Emerging Markets Fund (Class GG), dated July 31, 1998 (Incorporated by reference to Exhibit 10(d) to Post-Effective Amendment No. 39, Filed on July 31, 1998 (File Nos. 33-16905, 811-05309)).

         (i)(5) Opinion and Consent of Dorsey & Whitney, LLP with respect to Arizona Tax Free Fund (II), California Tax Free Fund (JJ), Colorado Tax Free Fund (KK) and Corporate Bond Fund (LL) (Incorporated by reference to Exhibit (I)(5) to Post-Effective Amendment No. 44, Filed on January 28, 2000 (File Nos. 33-16905, 811-05309)).

*        (i)(6)   Form of Opinion and Consent of Dorsey & Whitney, LLP with
                  respect to High Yield Bond Fund (MM) and Nebraska Tax Free
                  Fund (NN).

         (j)(1) Opinion and Consent of Dorsey & Whitney, dated November 25, 1991 (Incorporated by reference to Exhibit (11)(b) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

         (k)      Not applicable.

         (L)      Not applicable.

         (m)(1) Distribution Plan [Class A], Retail Class (Incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (m)(2) Distribution Plan [Class B] Contingent Deferred Sales Change Class. (Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

         (m)(3)   Service Plan [Class B] (Incorporated by reference to Exhibit
                  (15)(c) to Post-Effective Amendment No. 21, Filed on May 15, 1995 (File Nos. 33-16905, 811-05309)).

         (m)(4) Distribution Plan [Class C] Level-Load Class (Incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 42, Filed on February 1, 1999 (File Nos. 33-16905, 811-05309)).

         (m)(5)   Service Plan [Class C] (Incorporated by reference to Exhibit
                  (m)(5) to Post-Effective Amendment No. 42, Filed on February 1, 1999 (File Nos. 33-16905, 811-05309)).

**       (n)(1)   Form of Multiple Class Plan Pursuant to Rule 18f-3, dated
                  June 14, 1995, as amended February 2001.

         (o)      Reserved.

         (p)(1) First American Funds Code of Ethics (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (p)(2) First American Asset Management Code of Ethics (Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (p)(3) Marvin & Palmer Associates, Inc. Code of Ethics (Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (p)(4) Federated Investors, Inc. Code of Ethics (Incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

         (p)(5) SEI Investments Company Code of Ethics (Incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 46, Filed on December 28, 2000 (File Nos. 33-16905, 811-05309)).

     *   Filed herewith.

     ** To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

         Not applicable.

ITEM 25. INDEMNIFICATION

         The first four paragraphs of Item 27 of Part C of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, dated November 27, 1987, are incorporated herein by reference.

         On February 18, 1988 the indemnification provisions of the Maryland General Corporation Law (the "Law") were amended to permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

         The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2,
1980).

         Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

         The Registrant maintains officers' and directors' liability insurance providing coverage, with certain exceptions, for acts and omissions in the course of the covered persons' duties as officers and directors.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Information on the business of the Registrant's investment adviser, U.S. Bank National Association (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years. (This information is as of December 31, 2000.)

                                                                              OTHER POSITIONS AND OFFICES
                                                                              ---------------------------
NAME                             POSITIONS AND OFFICES WITH U.S. BANK        AND PRINCIPAL BUSINESS ADDRESS
----                             ------------------------------------        ------------------------------
John F. Grundhofer               Chairman and                                Chairman and
                                 Chief Executive Officer                     Chief Executive Officer of
                                                                             U.S. Bancorp(1)

Patricia T. Bauer                Executive Vice President                    Chief Privacy Officer of U.S.
                                                                             Bancorp(1)

Andrew J. Cecere                 Director and Vice Chairman of U.S. Bank     Chief Financial Officer of
                                                                             U.S. Bancorp
                                                                             Commercial Services(1)

Andrew S. Duff                   Vice Chairman of U.S. Bank                  Wealth Management and Capital
                                                                             Markets(2)

R. Todd Firebaugh                Executive Vice President                    Corporate Management Office(1)

Daniel J. Frate                  Vice Chairman of U.S. Bank                  President of Payment Systems(1)

J. Robert Hoffmann               Director, Executive Vice President          Executive Vice President
                                 and Chief Credit Officer                    and Chief Credit Officer of
                                                                             U.S. Bancorp(1)

Peter G. Michielutti             Executive Vice President of U.S. Bank       Information Services(1)

Lee R. Mitau                     Director, Executive Vice President -        Executive Vice President -
                                 Corporate Development and                   Corporate Development,
                                 General Counsel                             General Counsel of U.S.
                                                                             Bancorp(1)

Daniel M. Quinn                  Vice Chairman of U.S. Bank                  Commercial Banking(3)

Daniel C. Rohr                   Vice Chairman of U.S. Bank                  Corporate Banking(1)

Robert H. Sayre                  Executive Vice President                    Executive Vice President of
                                 Human Resources                             U.S. Bancorp
                                                                             Human Resources(1)

Kent V. Stone                    Executive Vice President                    Branch Channel(1)

Daniel W. Yohannes               Vice Chairman of U.S. Bank                  Consumer Banking(3)

---------------------------
(1)      601 Second Avenue South, Minneapolis, MN  55402
(2)      800 Nicollet Mall, Minneapolis, MN  55402
(3)      950 17th Street, Denver, CO  80202

ITEM 27. PRINCIPAL UNDERWRITERS:

              (a) State the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the Registrant's securities also acts as a principal underwriter, distributor or investment adviser:

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor") acts as distributor for SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI Institutional International Trust, The Advisors' Inner Circle Fund, The Pillar Funds, CUFUND, STI Classic Funds, First American Funds, Inc., First American Investment Funds, Inc., The Arbor Fund, The PBHG Funds, Inc., The Achievement Funds Trust, Bishop Street Funds, STI Classic Variable Trust, ARK Funds, Huntington Funds, SEI Asset Allocation Trust, TIP Funds, SEI Institutional Investments Trust, First American Strategy Funds, Inc., HighMark Funds, Armada Funds, PBHG Insurance Series Fund, Inc., Expedition Funds, Alpha Select Funds, Oak Associates Funds, The Nevis Funds, Inc., CNI Charter Funds, The Armada Advantage Funds, Amerindo Funds Inc., Huntington VA Funds, Friends Ivory Funds, iShares Inc., SEI Insurance Products Trust, iShares Trust, Pitcairn Funds, and First Omaha Funds, Inc. pursuant to distribution agreements dated July 15, 1982, November 29, 1982, December 3, 1982, July 10, 1985, January 22,
1987, August 30, 1988, November 14, 1991, February 28, 1992, May 1, 1992, May
29, 1992, November 1, 1992, November 1, 1992, January 28, 1993, July 16, 1993,
December 27, 1994, January 27, 1995, August 18, 1995, November 1, 1995, January 11, 1996, April 1, 1996, April 28, 1996, June 14, 1996, October 1, 1996,
February 15, 1997, March 8, 1997, April 1, 1997, June 9, 1997, January 1, 1998,
February 27, 1998, June 29, 1998, April 1, 1999, May 1, 1999, July 13, 1999,
October 15, 1999, December 16, 1999, January 28, 2000, March 29, 2000, April 25,
2000, August 1, 2000 and October 1, 2000, respectively.

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

              (b) Provide the information required by the following table for each director, officer, or partner of each principal underwriter named in the response to Item 20. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                           POSITIONS AND OFFICES           POSITIONS AND OFFICES
NAME                       WITH THE UNDERWRITER            WITH REGISTRANT
----                       ---------------------           ---------------------

Alfred P. West, Jr.        Director, Chairman                         --
                           of the Board of Directors

Richard B. Lieb            Director, Executive Vice President         --
Carmen V. Romeo            Director                                   --
Mark J. Held               President & Chief Operating Officer        --
Dennis J. McGonigle        Executive Vice President                   --
Robert M. Silvestri        Chief Financial Officer & Treasurer        --
Todd Cipperman             Senior Vice President                      --
                           & General Counsel
Leo J. Dolan, Jr.          Senior Vice President                      --
Carl A. Guarino            Senior Vice President                      --
Jack May                   Senior Vice President                      --
Hartland J. McKeown        Senior Vice President                      --
Kevin P. Robins            Senior Vice President                      --
Patrick K. Walsh           Senior Vice President                      --
Wayne M. Withrow           Senior Vice President                      --
Robert Aller               Vice President                             --
John D. Anderson           Vice President & Managing Director         --
Timothy D. Barto           Vice President & Assistant Secretary       --
Robert Crudup              Vice President & Managing Director         --
Richard A. Deak            Vice President & Assistant Secretary       --
Scott W. Dellorfano        Vice President & Managing Director         --
Barbara Doyne              Vice President                             --
Jeff Drennen               Vice President                             --
Scott C. Fanatico          Vice President & Managing Director         --
Vic Galef                  Vice President & Managing Director         --
Steven A. Gardner          Vice President & Managing Director         --
Lydia A. Gavalis           Vice President & Assistant Secretary       --
Greg Gettinger             Vice President & Assistant Secretary       --
Kathy Heilig               Vice President                             --
Jeff Jacobs                Vice President                             --
Samuel King                Vice President                             --
John Kirk                  Vice President & Managing Director         --
Kim Kirk                   Vice President & Managing Director         --
John Krzeminski            Vice President & Managing Director         --
Alan H. Lauder             Vice President                             --
Paul Lonergan              Vice President & Managing Director         --
Ellen Marquis              Vice President                             --
Christine M. McCullough    Vice President & Assistant Secretary       --
Carolyn McLaurin           Vice President & Managing Director         --
Mark Nagle                 Vice President                             --
Joanne Nelson              Vice President                             --
Cynthia M. Parrish         Vice President & Secretary                 --
Rob Redican                Vice President                             --
Maria Rinehart             Vice President                             --
Steve Smith                Vice President                             --
Daniel Spaventa            Vice President                             --
Kathryn L. Stanton         Vice President                             --
Lori L. White              Vice President & Assistant Secretary       --
William E. Zitelli, Jr.    Vice President & Assistant Secretary       --

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

ITEM 29. MANAGEMENT SERVICES

       Not applicable.

ITEM 30. UNDERTAKINGS

       Not applicable.

SIGNATURES

         As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(a) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 33-16905 and 811-05309 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 20th day of February, 2001.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

ATTEST:  /s/ Jeffery M. Wilson              By:  /s/ Christopher J. Smith
         -----------------------                 ------------------------
         Jeffery M. Wilson                       Christopher J. Smith
         Senior Vice President                   Secretary

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

   SIGNATURE                        TITLE                         DATE
   ----------------                 --------                      ----

   /s/ Jeffery M. Wilson            Senior Vice President          **
   -----------------------
   Jeffery M. Wilson

             *                      Director                       **
   ------------------------
   John M. Murphy, Jr.

             *                      Director                       **
   ------------------------
   Robert J. Dayton

             *                      Director                       **
   ------------------------
   Andrew M. Hunter III

             *                      Director                       **
   ------------------------
   Leonard W. Kedrowski

             *                      Director                       **
   ------------------------
   Robert L. Spies

             *                      Director                       **
   ------------------------
   Joseph D. Strauss

             *                      Director                       **
   ------------------------
   Virginia L. Stringer

             *                      Director                       **
   ------------------------
   Roger A. Gibson

  * By: /s/ Christopher J. Smith
        ------------------------
        Christopher J. Smith
        Attorney-in-Fact

  ** February 20, 2001